Consolidated Schedule of Investments PIMCO Dynamic Income Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 168.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 37.7%
American Airlines, Inc. 9.558% (LIBOR03M + 4.750%) due 04/20/2028 ~		$8,697	$8,844
AP Core Holdings LLC 10.340% (LIBOR01M + 5.500%) due 09/01/2027 ~		6,389	6,232
Carnival Corp. 6.655% (EUR001M + 3.750%) due 06/30/2025 ~	EUR	22,446	24,038
Casino Guichard Perrachon SA 6.298% (EUR003M + 4.000%) due 08/31/2025 ~		3,200	2,617
Cengage Learning, Inc. 9.880% (LIBOR03M + 4.750%) due 07/14/2026 ~		$4	3
Comexposium
TBD% - 4.414% (EUR003M + 3.250%) due 03/28/2025 ~	EUR	7,874	7,258
4.969% (EUR012M + 4.000%) due 03/28/2026 ~		64,126	59,113
Cromwell EREIT Lux Finco SARL 3.949% (EUR003M + 1.500%) due 11/21/2024 «~		2,000	2,027
Diamond Offshore Drilling, Inc. TBD% due 04/22/2027		$8,500	7,912
Diamond Sports Group LLC 12.775% (LIBOR03M + 8.150%) due 05/25/2026 ~		55,622	52,493
DirecTV Financing LLC 9.840% (LIBOR01M + 5.000%) due 08/02/2027 ~		3,460	3,338
Encina Private Credit LLC TBD% - 9.155% (LIBOR01M + 4.470%) due 11/30/2025 «~µ		8,919	8,639
Envision Healthcare Corp.
12.701% due 04/29/2027		52,123	51,602
16.326% due 04/28/2028		124,995	93,017
Exgen Texas Power LLC 11.533% (LIBOR03M + 6.750%) due 10/08/2026 «~		60,819	61,123
Forbes Energy Services LLC TBD% due 06/30/2023 «		2,666	0
Gateway Casinos & Entertainment Ltd.
12.803% due 10/15/2027		89,065	88,286
13.073% due 10/18/2027	CAD	19,431	14,252
Gibson Brands, Inc. 9.919% (LIBOR03M + 5.000%) due 08/11/2028 ~		$3,358	2,690
GIP Blue Holding LP 9.659% (LIBOR03M + 4.500%) due 09/29/2028 ~		5	5
Instant Brands Holdings, Inc. 9.953% (LIBOR03M + 5.000%) due 04/12/2028 ~		3,716	1,479
Intelsat Jackson Holdings SA 9.082% due 02/01/2029		32,474	32,203
Ivanti Software, Inc. 9.212% (LIBOR03M + 4.250%) due 12/01/2027 ~		25,638	21,145
Lealand Finance Co. BV 7.840% (LIBOR01M + 3.000%) due 06/28/2024 ~		385	284
Lealand Finance Co. BV (5.840% Cash and 3.000% PIK) 8.840% (LIBOR01M + 1.000%) due 06/30/2025 ~(c)		5,815	3,922
LifeMiles Ltd. 10.203% (LIBOR03M + 5.250%) due 08/30/2026 ~		15,551	14,676
Market Bidco Ltd.
7.357% (EUR002M + 4.750%) due 11/04/2027 ~	EUR	22,200	20,317
9.427% due 11/04/2027	GBP	35,796	39,172
Mediapro TBD% due 07/29/2027	EUR	29,900	31,778
MPH Acquisition Holdings LLC 9.203% (LIBOR03M + 4.250%) due 09/01/2028 ~		$9,850	8,465
NAC Aviation 29 DAC 6.945% due 06/30/2026		4,962	4,292
Naked Juice LLC 10.998% due 01/24/2030		1,300	997
Oi SA 1.750% (LIBOR06M + 1.750%) due 02/26/2035 ~		3,128	245
Poseidon Bidco SASU 8.265% (EUR003M + 5.250%) due 07/14/2028 «~	EUR	51,900	54,597
Preylock Reitman Santa Cruz Mezz LLC TBD% - 10.444% due 11/09/2023 «(j)		$37,100	36,850
Profrac Services LLC TBD% - 12.420% due 03/04/2025		90,371	89,919
Project Anfora Senior 5.078% (EUR003M + 2.750%) due 10/01/2026 «~(j)	EUR	35,069	37,112
Project Quasar Pledgco SLU TBD% - 5.896% (EUR001M + 3.250%) due 03/15/2026 «~		18,388	19,169

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2023 (Unaudited)

Promotora de Informaciones SA
7.555% (EUR003M + 5.250%) due 12/31/2026 ~		110,728	111,579
7.750% (EUR003M + 5.000%) due 06/30/2026 «~		15,200	16,400
Promotora de Informaciones SA (5.305% Cash and 5.000% PIK) 10.305% (EUR003M + 5.250%) due 06/30/2027 ~(c)		10,738	10,636
PUG LLC
8.340% (LIBOR01M + 3.500%) due 02/12/2027 ~		$20,262	14,791
9.090% (LIBOR01M + 4.250%) due 02/12/2027 «~		1,478	1,067
Quantum Bidco Ltd. 10.129% due 01/29/2028	GBP	16,500	18,294
Radiate Holdco LLC 8.090% (LIBOR01M + 3.250%) due 09/25/2026 ~		$20,458	16,824
Redstone Holdco 2 LP
9.568% (LIBOR03M + 4.750%) due 04/27/2028 ~		13,512	10,683
12.565% (LIBOR03M + 7.750%) due 04/27/2029 ~		2,000	1,164
RegionalCare Hospital Partners Holdings, Inc. 8.575% (LIBOR03M + 3.750%) due 11/16/2025 ~		260	248
Republic of Cote d'lvoire 7.985% (EUR006M + 5.000%) due 03/19/2027 «~	EUR	800	820
Rising Tide Holdings, Inc.
9.703% (LIBOR03M + 4.750%) due 06/01/2028 ~		$16,942	10,324
13.203% (LIBOR03M + 8.250%) due 06/01/2029 ~		2,626	726
SCUR-Alpha 1503 GmbH
TBD% due 03/30/2030		25,300	22,264
TBD% due 03/30/2030	EUR	16,200	15,461
Sierra Hamilton LLC 15.000% due 09/12/2023 «		$7	7
Sigma Bidco BV 6.239% (EUR006M + 3.500%) due 07/02/2025 ~	EUR	690	703
Softbank Vision Fund 5.000% due 12/21/2025 «		$36,625	34,485
Steenbok Lux Finco 2 SARL 10.000% (LIBOR06M + 10.000%) due 06/30/2023 ~	EUR	46,327	22,201
Steenbok Lux Finco 2 SARL (10.750% PIK) 10.750% (EUR006M) due 06/30/2023 ~(c)		121,831	87,203
Sunseeker TBD% - 5.550% (LIBOR06M + 5.500%) due 10/31/2028 «~		$25,100	23,670
Syniverse Holdings, Inc. 11.898% due 05/13/2027		113,045	100,645
Team Health Holdings, Inc. 7.590% (LIBOR01M + 2.750%) due 02/06/2024 ~		62,781	53,992
Telemar Norte Leste SA
1.750% (LIBOR06M + 1.750%) due 02/26/2035 ~		41,251	3,236
1.750% due 02/26/2035		38,115	2,990
U.S. Renal Care, Inc.
9.875% (LIBOR01M + 5.000%) due 06/26/2026 ~		92,652	63,351
10.375% (LIBOR01M + 5.500%) due 06/26/2026 ~		11,037	7,547
Veritas U.S., Inc. 9.840% (LIBOR01M + 5.000%) due 09/01/2025 ~		42,958	32,851
Viad Corp. 9.922% due 07/30/2028		3,743	3,584
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (c)		24,432	18,406
Windstream Services LLC
TBD% - 11.157% due 09/21/2027 «		14,201	12,923
8.807% due 02/23/2027 «		46,280	43,040

Total Loan Participations and Assignments (Cost $1,903,849)			1,672,226

CORPORATE BONDS & NOTES 33.0%
BANKING & FINANCE 10.7%
ADLER Group SA
1.875% due 01/14/2026	EUR	16,300	7,071
2.250% due 04/27/2027		11,000	4,563
2.750% due 11/13/2026		1,500	641
ADLER Real Estate AG
1.875% due 04/27/2023		600	599
2.125% due 02/06/2024		5,900	5,669
3.000% due 04/27/2026		1,700	1,358
Agps Bondco PLC
1.500% due 07/26/2024		600	448
2.250% due 01/14/2029		400	159
3.250% due 08/05/2025		9,800	4,304
Ambac Assurance Corp. 5.100% due 12/31/2099 (i)		$185	272
Armor Holdco, Inc. 8.500% due 11/15/2029 (l)		5,100	4,157
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026 (l)	EUR	28,732	26,808
2.625% due 04/28/2025 (l)		27,530	27,292
3.625% due 09/24/2024 (l)		24,019	24,809
7.677% due 01/18/2028 •		33,989	31,043
8.000% due 01/22/2030 •		8,451	8,205
8.500% due 09/10/2030 •		4,762	4,637

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2023 (Unaudited)

10.500% due 07/23/2029 (l)		23,185	24,421
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	6,500	1,627
BOI Finance BV 7.500% due 02/16/2027 (l)	EUR	10,000	8,439
CIFI Holdings Group Co. Ltd.
4.375% due 04/12/2027 ^(d)		$400	85
4.450% due 08/17/2026 ^(d)		300	63
5.250% due 05/13/2026 ^(d)		200	42
Claveau Re Ltd. 21.934% (T-BILL 3MO + 17.250%) due 07/08/2028 ~(l)		8,500	6,405
Corestate Capital Holding SA
1.375% due 11/28/2049 ^	EUR	9,900	1,718
3.500% due 04/15/2023 ^(d)		1,300	234
Corsair International Ltd.
7.772% due 01/28/2027 •		4,900	5,234
8.122% due 01/28/2029 •		2,100	2,232
Cosaint Re Pte. Ltd. 14.200% (T-BILL 1MO + 9.250%) due 04/03/2028 ~		$593	453
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026		200	111
3.125% due 10/22/2025 (l)		1,200	696
3.875% due 10/22/2030 (l)		800	372
4.800% due 08/06/2030		200	99
6.150% due 09/17/2025 (l)		1,000	647
8.000% due 01/27/2024		200	174
Credit Suisse AG
0.250% due 01/05/2026	EUR	200	193
1.250% due 08/07/2026		$250	212
3.716% (EUR003M + 1.000%) due 09/01/2023 ~	EUR	500	537
3.928% (EUR003M + 1.230%) due 05/31/2024 ~		550	583
4.750% due 08/09/2024		$250	243
5.072% (SOFRRATE + 0.390%) due 02/02/2024 ~		450	437
7.500% due 02/15/2028 (l)		10,250	10,891
Credit Suisse AG AT1 Claim ^		5,860	337
Credit Suisse Group AG
0.650% due 01/14/2028 •	EUR	300	271
0.650% due 09/10/2029		100	81
1.000% due 06/24/2027 •		100	94
1.250% due 07/17/2025 •		200	203
2.125% due 09/12/2025 •	GBP	200	228
2.125% due 10/13/2026 •	EUR	200	198
2.125% due 11/15/2029 •	GBP	100	98
2.250% due 06/09/2028 •		100	103
2.875% due 04/02/2032 •	EUR	950	861
3.091% due 05/14/2032 •(l)		$1,000	806
3.250% due 04/02/2026 •	EUR	500	513
3.288% (EUR003M + 1.000%) due 01/16/2026 ~		1,400	1,416
4.194% due 04/01/2031 •(l)		$1,750	1,558
6.373% due 07/15/2026 •		450	436
6.442% due 08/11/2028 •(l)		1,000	994
6.442% due 08/11/2028 •		300	298
6.537% due 08/12/2033 •(l)		4,900	5,047
7.000% due 09/30/2027 •	GBP	300	372
7.750% due 03/01/2029 •	EUR	2,400	2,850
9.016% due 11/15/2033 •(l)		$1,000	1,187
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		25	25
Fairfax India Holdings Corp. 5.000% due 02/26/2028 (l)		12,350	10,820
FloodSmart Re Ltd.
18.270% (T-BILL 3MO + 13.000%) due 03/01/2024 ~		6,084	5,765
22.020% (T-BILL 3MO + 16.750%) due 03/01/2024 ~(l)		1,737	1,533
HSBC Holdings PLC 6.254% due 03/09/2034 •(l)		800	837
Huarong Finance Co. Ltd.
3.375% due 02/24/2030 (l)		1,800	1,226
3.875% due 11/13/2029 (l)		1,200	834
4.250% due 11/07/2027		200	155
4.500% due 05/29/2029 (l)		1,100	798
4.750% due 04/27/2027 (l)		1,200	971
4.950% due 11/07/2047		800	484
Jefferson Capital Holdings LLC 6.000% due 08/15/2026 (l)		10,933	9,289
National Health Investors, Inc. 3.000% due 02/01/2031 (l)		200	151
Preferred Term Securities Ltd. 5.246% (US0003M + 0.380%) due 09/23/2035 ~		59	58
Sanders Re Ltd. 16.434% (T-BILL 3MO + 11.750%) due 04/09/2029 ~		11,610	10,608
Seazen Group Ltd.
4.450% due 07/13/2025		200	131
6.000% due 08/12/2024		200	152
6.150% due 04/15/2023		200	196
Sunac China Holdings Ltd. 7.000% due 07/09/2025 ^(d)		600	145

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2023 (Unaudited)

SVB Financial Group
1.800% due 02/02/2031 ^(d)		9,346	5,336
2.100% due 05/15/2028 ^(d)		1,200	722
3.125% due 06/05/2030 ^(d)		1,600	930
3.500% due 01/29/2025 ^(d)		700	442
4.000% due 05/15/2026 ^(d)(i)		1,600	107
4.345% due 04/29/2028 ^(d)		3,916	2,383
4.570% due 04/29/2033 ^(d)		12,400	7,203
Toll Road Investors Partnership LP 0.000% due 02/15/2043 (g)(l)		31,012	8,574
Unique Pub Finance Co. PLC
5.659% due 06/30/2027 (l)	GBP	913	1,116
7.395% due 03/28/2024		2,493	3,061
Uniti Group LP
6.000% due 01/15/2030 (l)		$57,451	33,681
6.500% due 02/15/2029 (l)		9,015	5,510
10.500% due 02/15/2028 (l)		25,502	24,760
Veraison Re Ltd. 16.684% (T-BILL 1MO + 12.000%) due 03/10/2031 ~		4,600	4,696
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 (l)		122,450	96,736

			475,569

INDUSTRIALS 18.1%
Altice Financing SA 5.750% due 08/15/2029 (l)		15,830	12,599
American Airlines Pass-Through Trust
3.375% due 11/01/2028 (l)		626	545
3.700% due 04/01/2028 (l)		748	687
Arches Buyer, Inc. 4.250% due 06/01/2028 (l)		1,100	920
British Airways Pass-Through Trust 4.250% due 05/15/2034		53	50
Buffalo Thunder Development Authority 0.000% due 11/15/2029 «(j)		2,483	2
Carvana Co. 10.250% due 05/01/2030		18,300	10,435
CGG SA
7.750% due 04/01/2027 (l)	EUR	38,535	35,627
8.750% due 04/01/2027 (l)		$56,461	47,142
Community Health Systems, Inc.
5.250% due 05/15/2030 (l)		3,400	2,670
8.000% due 03/15/2026 (l)		3,317	3,209
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (c)		228	135
CVS Pass-Through Trust 7.507% due 01/10/2032 (l)		1,747	1,884
DISH DBS Corp.
5.250% due 12/01/2026 (l)		17,440	13,948
5.750% due 12/01/2028 (l)		25,200	18,853
DISH Network Corp. 11.750% due 11/15/2027 (l)		9,200	8,934
DTEK Energy BV (3.500% Cash and 4.000% PIK) 7.500% due 12/31/2027 (c)		45,793	13,537
Dufry One BV 3.625% due 04/15/2026	CHF	3,000	3,102
Endurance International Group Holdings, Inc. 6.000% due 02/15/2029 (l)		$14,296	9,674
Exela Intermediate LLC 11.500% due 07/15/2026 (l)		697	91
Gazprom PJSC Via Gaz Capital SA
7.288% due 08/16/2037		300	249
8.625% due 04/28/2034		1,081	1,016
Intelsat Jackson Holdings SA 6.500% due 03/15/2030 (l)		129,139	118,709
Inter Media & Communication SpA 6.750% due 02/09/2027 (l)	EUR	10,250	10,438
Iris Holdings, Inc. (8.750% Cash or 9.500% PIK) 8.750% due 02/15/2026 (c)(l)		$1,900	1,756
Market Bidco Finco PLC 4.750% due 11/04/2027 (l)	EUR	6,600	5,570
Noble Corp. PLC (11.000% Cash or 15.000% PIK)
11.000% due 02/15/2028 (c)		$3,749	4,124
11.000% due 02/15/2028 (c)(l)		1,579	1,736
Odebrecht Oil & Gas Finance Ltd. 0.000% due 05/01/2023 (g)(i)		5,220	5
Olympus Water U.S. Holding Corp. 5.375% due 10/01/2029 (l)	EUR	2,200	1,764
Prime Healthcare Services, Inc. 7.250% due 11/01/2025 (l)		$1,791	1,586
Prosus NV
2.031% due 08/03/2032	EUR	500	389
2.778% due 01/19/2034		900	724
QVC, Inc. 5.950% due 03/15/2043 (l)		$3,234	1,176

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2023 (Unaudited)

Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031 ^(d)	GBP	200	190
Times Square Hotel Trust 8.528% due 08/01/2026		$2,059	2,049
Topaz Solar Farms LLC
4.875% due 09/30/2039 (l)		15,838	13,074
5.750% due 09/30/2039 (l)		72,052	68,483
U.S. Renal Care, Inc. 10.625% due 07/15/2027 (l)		33,858	8,945
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (c)(l)		7,932	8,058
Vale SA 3.202% due 12/29/2049 ~(i)	BRL	830,470	58,058
Veritas U.S., Inc. 7.500% due 09/01/2025 (l)		$27,985	21,094
Viking Cruises Ltd. 13.000% due 05/15/2025 (l)		41,902	44,297
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029 (l)		7,400	6,359
Wesco Aircraft Holdings, Inc. 10.500% due 11/15/2026		2,377	2,115
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 (c)(l)		202,913	180,592
Windstream Escrow LLC 7.750% due 08/15/2028 (l)		64,273	52,704
Yellowstone Energy LP 5.750% due 12/31/2026 «		2,037	2,050

			801,354

UTILITIES 4.2%
Eskom Holdings SOC Ltd. 6.750% due 08/06/2023 (l)		52,880	52,573
FEL Energy SARL 5.750% due 12/01/2040 (l)		15,245	12,591
Gazprom PJSC via Gaz Finance PLC 3.000% due 06/29/2027		200	135
NGD Holdings BV 6.750% due 12/31/2026 (l)		6,185	4,020
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(c)		5,114	2,843
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(c)		25,668	5,904
Oi SA 10.000% due 07/27/2025 ^(d)		135,417	10,623
Pacific Gas & Electric Co.
4.000% due 12/01/2046		57	40
4.450% due 04/15/2042 ^(l)		5,473	4,303
4.500% due 12/15/2041 (l)		1,802	1,429
4.750% due 02/15/2044 (l)		57,224	46,024
Peru LNG SRL 5.375% due 03/22/2030 (l)		42,051	33,639
Petrobras Global Finance BV 6.625% due 01/16/2034 (l)	GBP	3,856	4,149
Rio Oil Finance Trust
9.250% due 07/06/2024 (l)		$6,840	6,925
9.250% due 07/06/2024 (l)		763	773

			185,971

Total Corporate Bonds & Notes (Cost $1,821,955)			1,462,894

CONVERTIBLE BONDS & NOTES 0.7%
BANKING & FINANCE 0.2%
PennyMac Corp. 5.500% due 03/15/2026 (l)		7,700	6,720

INDUSTRIALS 0.5%
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 (c)(l)		33,700	21,500

Total Convertible Bonds & Notes (Cost $40,815)			28,220

MUNICIPAL BONDS & NOTES 2.0%
PUERTO RICO 1.3%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043		38,262	16,691

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2023 (Unaudited)

0.000% due 11/01/2051	99,704	42,362

		59,053

WEST VIRGINIA 0.7%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (g)	355,485	31,555

Total Municipal Bonds & Notes (Cost $101,053)		90,608

U.S. GOVERNMENT AGENCIES 2.0%
Fannie Mae
0.000% due 10/25/2042 •(l)	1,149	928
0.000% due 10/25/2060 ~(a)	22,375	1,628
1.040% due 08/25/2043 ~(a)	21,057	686
1.075% due 07/25/2041 •(a)(l)	1,899	152
1.155% due 08/25/2038 •(a)	382	25
1.205% due 08/25/2049 •(a)	179	21
1.205% due 07/25/2059 •(a)(l)	6,881	845
1.225% due 10/25/2040 •(a)(l)	2,180	104
1.305% due 02/25/2043 •(a)(l)	1,578	162
1.473% due 01/25/2041 •(l)	3,698	3,543
1.505% due 12/25/2037 •(a)	43	2
1.675% due 09/25/2037 ~(a)(l)	319	21
1.755% due 03/25/2040 •(a)(l)	1,802	78
1.795% due 12/25/2036 ~(a)(l)	1,391	134
1.805% due 11/25/2036 •(a)	43	2
1.875% due 06/25/2037 •(a)	161	10
2.135% due 03/25/2038 •(a)(l)	824	86
2.155% due 02/25/2038 •(a)(l)	485	54
2.255% due 06/25/2023 •(a)	12	0
3.000% due 01/25/2042 (a)(l)	134	8
3.500% due 08/25/2032 - 06/25/2050 (a)(l)	17,834	3,337
4.000% due 06/25/2050 (a)(l)	10,442	2,010
4.500% due 04/25/2042 (a)(l)	659	89
5.000% due 01/25/2048 - 06/25/2050 (a)(l)	5,462	1,193
10.595% due 07/25/2029 •(l)	9,180	10,063
Freddie Mac
0.000% due 11/15/2048 •(a)	37,253	1,285
0.564% due 09/15/2041 ~(l)	602	539
0.700% due 11/25/2055 ~(a)	264,126	17,443
1.255% due 06/25/2050 •(a)(l)	1,106	128
1.266% due 04/15/2039 •(a)(l)	1,212	144
1.305% due 05/25/2050 •(a)(l)	7,884	995
1.466% due 01/15/2047 •(a)	272	36
1.516% due 09/15/2042 ~(a)(l)	569	39
1.616% due 05/15/2037 •(a)(l)	879	81
1.726% due 05/15/2037 •(a)	73	5
1.740% due 01/25/2051 •(a)	6,506	964
1.740% due 01/25/2051 •(a)(l)	3,569	484
1.786% due 07/15/2036 •(a)(l)	1,090	99
1.896% due 09/15/2036 •(a)(l)	350	34
1.916% due 05/15/2041 •(a)(l)	680	73
2.010% due 11/25/2045 ~(a)(l)	75,137	5,889
2.016% due 04/15/2036 ~(a)(l)	253	16
3.000% due 06/25/2050 (a)(l)	11,661	1,886
3.096% due 09/15/2036 •(a)(l)	608	80
3.500% due 07/25/2050 (a)(l)	24,968	4,978
4.000% due 03/15/2027 (a)	118	5
4.000% due 07/25/2050 (a)(l)	19,384	4,237
5.000% due 05/25/2048 (a)(l)	6,822	1,147
9.995% due 10/25/2029 •(l)	8,600	9,200
13.845% due 03/25/2029 •(l)	6,839	7,068
15.345% due 10/25/2028 •	1,481	1,584
Ginnie Mae
1.339% due 12/20/2048 •(a)(l)	3,071	324
1.359% due 08/20/2042 ~(a)(l)	1,457	162
1.489% due 12/20/2040 •(a)(l)	1,063	51
2.500% due 09/20/2036 (a)	49,986	4,330
3.500% due 06/20/2042 (a)(l)	203	32

Total U.S. Government Agencies (Cost $96,989)		88,519

NON-AGENCY MORTGAGE-BACKED SECURITIES 40.2%
245 Park Avenue Trust 3.657% due 06/05/2037 ~(l)	16,761	12,542
280 Park Avenue Mortgage Trust
6.255% due 09/15/2034 ~(l)	12,600	11,693
7.546% due 09/15/2034 •(l)	2,500	2,184
Adjustable Rate Mortgage Trust
4.383% due 03/25/2037 ~	1,367	1,156
5.105% due 03/25/2036 ~(l)	3,222	1,989
5.145% due 03/25/2037 ~	763	826
5.826% due 11/25/2037 ^~	869	602

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2023 (Unaudited)

American Home Mortgage Assets Trust
5.385% due 11/25/2035 •		430	378
5.425% due 08/25/2037 ^•(l)		7,505	6,491
American Home Mortgage Investment Trust
5.385% due 03/25/2037 •		2,624	1,006
5.445% due 09/25/2045 •(l)		2,766	2,378
5.745% due 02/25/2044 ~(l)		8,853	7,730
6.600% due 01/25/2037 þ		4,653	913
Anthracite Ltd. 5.678% due 06/20/2041		2,068	0
ASG Resecuritization Trust
1.661% due 01/28/2037 ~(l)		8,826	6,830
6.000% due 06/28/2037 ~(l)		25,450	13,249
Ashford Hospitality Trust
6.084% due 04/15/2035 ~(l)		10,360	9,693
7.784% due 04/15/2035 •(l)		6,800	6,281
Austin Fairmont Hotel Trust 7.484% due 09/15/2032 •(l)		5,000	4,731
Avon Finance PLC
0.000% due 09/20/2048 (b)(g)	GBP	28,441	30,371
0.000% due 09/20/2048 ~		10	22,631
7.171% due 09/20/2048 •		20,316	24,686
7.421% due 09/20/2048 •		8,126	9,842
BAMLL Commercial Mortgage Securities Trust
6.834% due 03/15/2037 •(l)		$7,579	7,269
6.934% due 03/15/2037 •(l)		14,228	13,374
Banc of America Alternative Loan Trust
1.795% due 06/25/2037 ^•(a)		328	32
5.205% due 06/25/2037 •		305	225
6.000% due 06/25/2037		110	91
6.000% due 06/25/2046		47	42
6.000% due 07/25/2046 ^		703	595
Banc of America Funding Trust
0.000% due 06/26/2035 ~(l)		1,895	1,699
0.000% due 11/26/2036 ~(l)		26,615	7,120
3.000% due 12/20/2034 ~		411	288
3.011% due 08/25/2047 ^~		2,600	1,809
3.677% due 05/26/2036 ~(l)		5,369	4,507
3.721% due 09/20/2047 ^~		189	152
3.825% due 12/20/2036 ~		27	25
3.827% due 01/20/2047 ^~		85	70
3.869% due 09/20/2037 ~		391	296
3.893% due 03/20/2036 ^~		907	718
3.928% due 10/20/2046 ^~		291	236
3.956% due 01/25/2035 ~		106	101
4.047% due 04/20/2035 ^~		1,034	882
4.301% due 09/20/2046 ^~		706	660
5.181% due 04/20/2047 ^•(l)		4,957	3,803
5.265% due 04/25/2037 ^•		985	806
5.436% due 02/20/2035 •(l)		3,197	3,002
6.000% due 10/25/2037 ^(l)		2,851	2,383
6.619% due 07/26/2036 ~(l)		8,870	2,977
Banc of America Mortgage Trust
4.122% due 10/20/2046 ^~		64	54
4.164% due 01/25/2036 ~		105	95
5.750% due 10/25/2036 ^		668	545
5.750% due 05/25/2037 ^		611	472
6.000% due 10/25/2036 ^		81	67
Bancorp Commercial Mortgage Trust 8.434% due 08/15/2032 ~(l)		4,995	4,958
Barclays Commercial Mortgage Securities Trust
7.634% due 10/15/2037 •		2,600	2,404
8.234% due 07/15/2037 ~(l)		5,000	4,655
Barclays Commercial Real Estate Trust 4.563% due 08/10/2033 ~		3,610	2,899
Bayview Commercial Asset Trust 5.175% due 03/25/2037 •		159	144
BCAP LLC Trust
2.135% due 05/26/2036 •(l)		4,089	3,142
2.247% due 02/26/2037 ~(l)		8,667	7,128
3.000% due 05/26/2037 ~(l)		1,632	1,420
3.362% due 07/26/2036 ~		401	338
3.372% due 07/26/2045 ~(l)		3,472	3,193
3.395% due 04/26/2037 ~(l)		6,677	5,125
3.493% due 02/26/2047 •(l)		11,770	9,040
3.558% due 06/26/2036 ~		2,177	1,776
3.768% due 02/26/2036 ~		2,660	1,823
3.857% due 03/26/2037 ~		841	658
3.879% due 11/26/2035 ~(l)		2,387	2,078
4.047% due 03/27/2037 ~(l)		4,651	3,752
4.287% due 07/26/2035 ~		423	329
5.117% due 05/26/2035 ~(l)		5,258	4,568
5.500% due 12/26/2035 ~		4,307	2,570
5.500% due 12/26/2035 ~(l)		5,544	3,483
6.000% due 06/26/2037 ~		1,709	1,467
6.000% due 08/26/2037 ~		2,281	1,759

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2023 (Unaudited)

6.000% due 10/26/2037 ~		1,728	1,316
6.334% due 01/26/2036 ~(l)		19,659	5,283
Bear Stearns Adjustable Rate Mortgage Trust
3.554% due 08/25/2047 ^~		155	129
3.696% due 06/25/2047 ^~(l)		1,369	1,209
3.763% due 09/25/2034 ~		37	32
4.014% due 09/25/2034 ~		12	10
4.370% due 10/25/2036 ^~		142	124
4.594% due 02/25/2036 ^~		325	284
Bear Stearns ALT-A Trust
3.598% due 09/25/2035 ^~(l)		7,502	3,084
3.598% due 07/25/2036 ~(l)		52,153	26,468
3.613% due 11/25/2035 ^~(l)		10,809	7,098
3.647% due 05/25/2036 ^~		343	245
3.672% due 04/25/2035 ~		156	133
3.685% due 08/25/2046 ^~(l)		4,223	2,937
3.687% due 11/25/2036 ^~		1,707	792
3.700% due 11/25/2035 ~		30	21
3.731% due 04/25/2037 ~(l)		4,454	3,243
3.765% due 05/25/2035 ~		133	124
3.773% due 03/25/2036 ~(l)		1,353	810
3.841% due 08/25/2036 ^~		286	146
3.886% due 12/25/2046 ^~(l)		3,372	1,849
4.125% due 09/25/2034 ~		189	177
4.200% due 07/25/2035 ^~		224	158
5.165% due 06/25/2046 ^•(l)		1,211	998
5.185% due 08/25/2036 ^~(l)		14,670	11,800
5.245% due 02/25/2034 •(l)		2,633	2,280
5.345% due 01/25/2036 ^~(l)		3,940	4,988
5.970% due 01/25/2035 •		1,043	944
5.970% due 03/25/2035 •(l)		5,858	6,590
Bear Stearns Asset-Backed Securities Trust
6.000% due 12/25/2035 ^		345	200
6.500% due 03/25/2037 þ(l)		8,908	7,586
Bear Stearns Mortgage Funding Trust 7.500% due 08/25/2036 þ		374	375
Beast Mortgage Trust 8.134% due 03/15/2036 •(l)		6,000	4,438
Beneria Cowen & Pritzer Collateral Funding Corp. 8.322% due 06/15/2038 •(l)		11,100	8,242
BMO Mortgage Trust 3.269% due 02/17/2055 ~(l)		7,850	6,436
Bridgegate Funding PLC
0.000% due 10/16/2062 ~	GBP	72,748	36,223
0.000% due 10/16/2062 •		23,983	27,611
0.000% due 10/16/2062 (g)		5,795	250
BX Commercial Mortgage Trust
7.034% due 04/15/2034 ~(l)		$6,000	5,265
7.771% due 04/15/2034 •		4,000	3,360
BX Trust
6.921% due 10/15/2036 •(l)		1,010	939
7.111% due 10/15/2026 •		1,500	1,367
7.421% due 10/15/2036 •(l)		7,993	7,394
7.604% due 05/15/2030 •(l)		5,500	5,270
BXP Trust 2.775% due 01/15/2044 ~(l)		3,000	1,960
CBA Commercial Small Balance Commercial Mortgage 6.040% due 01/25/2039 ^þ		364	339
CD Mortgage Trust 5.688% due 10/15/2048 (l)		1,436	1,289
Chase Mortgage Finance Trust
3.814% due 01/25/2036 ^~(l)		3,596	2,997
3.963% due 03/25/2037 ^~		1,044	944
6.000% due 03/25/2037 ^		516	281
Citigroup Commercial Mortgage Trust
5.084% due 12/10/2049 ~(l)		8,727	4,011
8.459% due 12/15/2036 •(l)		10,233	9,604
Citigroup Global Markets Mortgage Securities, Inc. 6.500% due 02/25/2029		126	121
Citigroup Mortgage Loan Trust
(0.500%) due 08/25/2037 ~		1,632	103
2.837% due 07/25/2036 ^~		1,968	1,173
3.451% due 03/25/2037 ^~(l)		2,021	1,652
3.612% due 08/25/2034 ~(l)		6,115	5,521
3.890% due 09/25/2037 ^~(l)		2,299	1,968
3.917% due 10/25/2035 ^~(l)		1,038	961
4.043% due 04/25/2037 ^~		366	302
4.102% due 03/25/2037 ^~		490	448
4.275% due 02/25/2036 ~(l)		5,436	4,846
4.524% due 03/25/2037 ^~		173	166
5.500% due 11/25/2035 ^		220	201
5.500% due 12/25/2035		1,909	1,073
6.000% due 07/25/2036 (l)		4,076	2,178
6.380% due 03/25/2036 ^•		98	88
6.500% due 09/25/2036		912	542

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2023 (Unaudited)

Colony Mortgage Capital Ltd.
6.966% due 11/15/2038 •	4,385	4,037
7.662% due 11/15/2038 ~	2,000	1,810
8.358% due 11/15/2038 •(l)	18,700	16,637
COLT Mortgage Loan Trust 4.718% due 03/25/2067 ~(l)	4,900	4,263
Commercial Mortgage Lease-Backed Certificates 6.250% due 06/20/2031 ~(l)	4,865	4,759
Commercial Mortgage Loan Trust 6.210% due 12/10/2049 ~(l)	4,688	1,186
Commercial Mortgage Trust
5.610% due 07/10/2038 ~(l)	4,688	3,055
8.835% due 12/15/2038 ~(l)	10,004	8,329
9.685% due 12/15/2038 ~(l)	5,000	3,969
10.685% due 12/15/2038 ~(l)	3,360	2,471
Connecticut Avenue Securities Trust
7.310% due 12/25/2041 ~(l)	2,600	2,393
9.810% due 03/25/2042 •	1,400	1,425
10.060% due 12/25/2041 •	1,200	1,070
10.560% due 10/25/2041 •(l)	3,600	3,292
10.910% due 05/25/2042 •(l)	550	576
14.060% due 03/25/2042 •(l)	3,400	3,354
15.160% due 05/25/2042 ~(l)	600	606
Countrywide Alternative Loan Resecuritization Trust 7.000% due 01/25/2037 ^	5,107	1,115
Countrywide Alternative Loan Trust
0.812% due 12/25/2035 ~(a)	8,191	348
1.765% due 12/25/2035 ~(a)	3,214	256
2.305% due 07/25/2036 •(a)	7,036	1,193
3.581% due 06/25/2037 ^~	82	68
3.650% due 05/25/2036 ~(l)	2,661	2,304
3.988% due 11/25/2046 •(l)	2,400	1,963
4.448% due 07/20/2035 ^•(l)	4,681	3,855
4.951% due 03/20/2047 •	410	334
5.095% due 06/25/2037 ^•	528	430
5.195% due 05/25/2036 ^•	1,185	366
5.195% due 08/25/2036 ^•	801	361
5.205% due 05/25/2036 •(l)	7,766	6,886
5.225% due 09/25/2046 ^•(l)	5,624	4,712
5.265% due 08/25/2047 ^•	864	682
5.285% due 05/25/2047 •(l)	4,792	2,567
5.305% due 03/25/2036 •(l)	7,887	7,678
5.345% due 06/25/2037 •(l)	5,508	4,512
5.365% due 07/25/2036 •(l)	8,108	6,353
5.378% due 11/20/2035 •	77	70
5.500% due 06/28/2023	17	14
5.500% due 07/25/2035 ^	715	397
5.500% due 10/25/2035 ^~	480	305
5.500% due 10/25/2035 ^	117	83
5.500% due 11/25/2035 ^	336	212
5.500% due 11/25/2035	1,456	927
5.500% due 12/25/2035 ^	702	405
5.500% due 01/25/2036 ^	64	60
5.500% due 02/25/2036 ^	899	548
5.500% due 02/25/2036	827	601
5.500% due 05/25/2036 (l)	2,638	2,203
5.500% due 05/25/2036 ^	856	715
5.500% due 04/25/2037 ^(l)	1,546	855
5.525% due 09/25/2035 •	2,512	1,485
5.525% due 10/25/2046 ^•	108	76
5.750% due 01/25/2036	129	73
5.750% due 05/25/2036 ^	144	57
5.750% due 01/25/2037 ^(l)	7,842	4,415
5.750% due 04/25/2037 ^(l)	1,011	857
6.000% due 03/25/2035 ^	286	141
6.000% due 11/25/2035 ^	321	57
6.000% due 04/25/2036	487	252
6.000% due 04/25/2036 ^	185	101
6.000% due 08/25/2036 ^	233	136
6.000% due 11/25/2036 ^	224	127
6.000% due 12/25/2036	705	315
6.000% due 01/25/2037 ^	1,512	1,127
6.000% due 02/25/2037 ^	2,129	843
6.000% due 03/25/2037 ^	2,586	1,077
6.000% due 03/25/2037 ^(l)	8,392	3,497
6.000% due 04/25/2037 ^	5,176	2,438
6.000% due 04/25/2037 ^(l)	3,697	1,849
6.000% due 09/25/2037 (l)	7,696	2,969
6.250% due 12/25/2036 ^•	500	241
6.305% due 11/25/2035 •(l)	8,042	7,083
6.475% due 07/25/2035 •	61	59
6.500% due 09/25/2032 ^	70	66
6.500% due 06/25/2036 ^	309	157
6.500% due 11/25/2036	8,382	2,840
9.928% due 05/25/2037 ^•	656	708

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2023 (Unaudited)

Countrywide Asset-Backed Certificates Trust 5.325% due 04/25/2036 ^•		403	338
Countrywide Home Loan Mortgage Pass-Through Trust
3.112% due 06/20/2035 ~		18	17
3.447% due 08/20/2035 ^~		29	26
3.506% due 11/25/2035 ^~		828	639
3.585% due 03/25/2037 ^~		673	505
3.646% due 06/25/2047 ^~(l)		1,295	1,249
3.657% due 11/20/2035 ~(l)		5,411	4,704
3.817% due 05/20/2036 ^~		763	641
3.851% due 09/20/2036 ~		2,543	2,177
4.022% due 09/25/2047 ^~		1,658	1,198
5.000% due 11/25/2035 ^		21	12
5.445% due 03/25/2035 •		146	100
5.500% due 12/25/2034		51	49
5.500% due 08/25/2035 ^		31	18
5.500% due 11/25/2035 ^		25	15
5.525% due 03/25/2036 •		448	233
6.000% due 07/25/2037 ^		143	71
6.000% due 08/25/2037 (l)		3,038	1,539
6.000% due 08/25/2037 ^		1	1
6.715% due 03/25/2046 ^•(l)		24,782	15,984
Credit Suisse Commercial Mortgage Trust 5.516% due 01/15/2049 ~(l)		10,300	11,314
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036 ^		236	149
7.500% due 05/25/2032 (l)		719	733
Credit Suisse Mortgage Capital Certificates
2.034% due 02/27/2047 ~(l)		33,091	12,918
3.169% due 12/29/2037 ~		2,839	1,527
3.242% due 06/25/2036 ~		3,241	2,787
3.318% due 05/27/2036 ~		2,320	1,788
3.587% due 04/28/2037 ~(l)		2,143	1,939
3.647% due 05/26/2036 ~(l)		4,417	3,603
3.672% due 09/26/2047 ~(l)		16,582	8,068
3.805% due 10/26/2036 ~(l)		9,880	8,843
3.884% due 07/26/2037 ~(l)		5,701	4,837
4.283% due 04/26/2035 ~(l)		7,346	6,555
5.750% due 05/26/2037 (l)		11,460	7,315
7.000% due 08/26/2036 (l)		14,477	3,668
7.000% due 08/27/2036		2,936	1,352
15.749% due 11/25/2037 •(l)		7,202	6,176
16.386% due 11/27/2037 •(l)		8,557	6,964
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.445% due 07/25/2036 ^•		407	73
6.000% due 07/25/2036		1,739	928
6.396% due 04/25/2036 þ(l)		4,706	2,621
6.500% due 05/25/2036 ^		2,699	1,036
Credit Suisse Mortgage Capital Trust
6.500% due 07/26/2036 ^		11,226	2,901
7.585% due 07/15/2038 •(l)		15,850	13,657
7.984% due 07/15/2032 •(l)		7,454	6,793
8.585% due 07/15/2038 •(l)		13,700	11,044
9.034% due 07/15/2032 ~(l)		15,000	13,664
DBGS Mortgage Trust
6.734% due 06/15/2033 •		3,600	2,919
7.284% due 06/15/2033 •(l)		6,100	4,768
7.835% due 10/15/2036 •(l)		26,404	21,798
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.995% due 02/25/2047 ~		323	189
5.500% due 12/25/2035 ^		490	424
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.145% due 04/25/2037 •(l)		3,975	2,748
6.250% due 07/25/2036 ^~		39	33
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 5.500% due 09/25/2033		66	65
DOLP Trust
3.704% due 05/10/2041 ~(l)		20,000	11,580
3.704% due 05/10/2041 ~		3,000	1,969
Downey Savings & Loan Association Mortgage Loan Trust 4.941% due 04/19/2047 ^•		216	220
Dssv SARL 5.288% (EUR003M + 3.000%) due 10/15/2024 «~	EUR	5,738	6,197
Eurosail PLC
0.000% due 06/13/2045 ~	GBP	6	3,311
3.788% due 03/13/2045 •	EUR	7,067	6,260
5.521% (BP0003M + 1.250%) due 06/13/2045 ~	GBP	14,497	14,506
5.871% due 09/13/2045 •		15,554	17,185
6.021% (BP0003M + 1.750%) due 06/13/2045 ~		8,928	8,566
6.521% due 09/13/2045 •		11,113	12,111
7.771% (BP0003M + 3.500%) due 06/13/2045 ~		3,175	2,995
8.121% due 09/13/2045 ~		9,266	11,128
Extended Stay America Trust 8.385% due 07/15/2038 ~(l)		$44,807	42,195
Finsbury Square PLC 9.660% due 06/16/2070 •	GBP	1,000	1,231

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2023 (Unaudited)

First Horizon Alternative Mortgage Securities Trust
0.000% due 06/26/2023 (b)		$2	0
2.255% due 11/25/2036 •(a)		750	116
3.935% due 05/25/2036 ^~		477	384
4.333% due 02/25/2036 ~		33	25
4.523% due 11/25/2036 ^~		458	321
5.072% due 08/25/2035 ^~		116	10
6.250% due 11/25/2036 ^		57	21
First Horizon Mortgage Pass-Through Trust
3.673% due 05/25/2037 ^~		2,251	959
3.857% due 07/25/2037 ^~		14	9
4.186% due 01/25/2037 ^~		216	134
5.500% due 08/25/2037 ^		213	85
Freddie Mac
7.910% due 09/25/2041 •(l)		6,000	5,477
8.310% due 02/25/2042 •(l)		16,000	15,444
9.310% due 02/25/2042 •(l)		5,000	4,770
9.310% due 01/25/2051 •		2,300	1,919
9.360% due 10/25/2050 •(l)		2,500	2,638
10.060% due 01/25/2034 •		2,800	2,335
10.810% due 09/25/2041 •(l)		6,400	5,256
11.560% due 12/25/2041 •		500	412
12.060% due 10/25/2041 •(l)		4,900	4,565
13.060% due 02/25/2042 •		2,350	2,149
GC Pastor Hipotecario 2.816% due 06/21/2046 ~	EUR	19,678	18,306
GMAC Mortgage Corp. Loan Trust 3.617% due 07/19/2035 ~		$18	14
GreenPoint Mortgage Funding Trust
5.205% due 01/25/2037 •		540	450
5.245% due 12/25/2046 ^•(l)		2,615	2,329
GS Mortgage Securities Corp. Trust
4.599% due 10/10/2032 ~(l)		39,357	35,183
7.234% due 11/15/2032 •(l)		10,358	9,839
7.284% due 08/15/2032 ~(l)		10,621	9,608
7.784% due 08/15/2032 •(l)		11,668	10,686
GS Mortgage Securities Trust 0.459% due 08/10/2043 ~(a)		1,021	8
GS Mortgage-Backed Securities Trust
0.000% due 07/25/2059 (b)(g)		86	86
0.000% due 07/25/2059 ~(a)		260,919	2,559
3.842% due 07/25/2059 ~(l)		20,073	12,966
GSC Capital Corp. Mortgage Trust 5.205% due 05/25/2036 ^•		1,247	1,132
GSR Mortgage Loan Trust
3.895% due 01/25/2036 ^~		305	291
4.037% due 12/25/2034 ~		7	6
4.113% due 11/25/2035 ~		126	71
5.295% due 07/25/2037 ^•		232	44
6.000% due 09/25/2034		270	269
6.500% due 08/25/2036 ^•		602	227
HarborView Mortgage Loan Trust
3.623% due 08/19/2036 ^~		48	41
4.119% due 06/19/2045 ^~		945	473
5.141% due 02/19/2046 •		754	593
5.181% due 11/19/2036 •		1,147	931
5.241% due 03/19/2036 ^•(l)		7,292	6,322
5.261% due 01/19/2036 •(l)		4,392	2,691
5.321% due 06/19/2034 •		67	58
5.401% due 01/19/2035 •		111	91
5.736% due 06/20/2035 ~(l)		4,258	3,624
6.111% due 06/20/2035 •		983	840
Harbour PLC
5.971% due 01/28/2054 ~	GBP	2,200	2,574
6.471% due 01/28/2054 •		12,153	14,069
HomeBanc Mortgage Trust
3.099% due 04/25/2037 ^~(l)		$2,411	2,130
5.345% due 03/25/2035 ~		83	70
HSI Asset Loan Obligation Trust 6.000% due 06/25/2037 ^		2,387	2,095
IM Pastor Fondo de Titluzacion Hipotecaria
2.890% due 03/22/2043 ~	EUR	14,943	12,421
2.890% due 03/22/2044 •		728	717
Impac CMB Trust
5.365% due 11/25/2035 ^•		$108	94
5.565% due 10/25/2034 •		75	70
Impac Secured Assets Trust 5.065% due 05/25/2037 ^•		2	2
IndyMac IMSC Mortgage Loan Trust 3.518% due 06/25/2037 ^~(l)		2,781	1,871
IndyMac INDA Mortgage Loan Trust
2.827% due 03/25/2037 ~		18	15
3.665% due 12/25/2036 ^~		436	361
IndyMac INDX Mortgage Loan Trust
2.852% due 06/25/2037 ^~		136	107
3.059% due 02/25/2035 ~		208	174

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2023 (Unaudited)

3.152% due 05/25/2037 ^~		1,722	1,353
3.251% due 06/25/2036 ~		597	527
3.317% due 11/25/2035 ^~(l)		2,357	1,983
3.446% due 11/25/2036 ^~		563	479
5.245% due 11/25/2046 •(l)		3,536	3,056
5.265% due 11/25/2036 •		110	99
5.305% due 04/25/2035 •		41	36
5.345% due 02/25/2037 ~		2,131	1,328
5.445% due 07/25/2036 •		319	217
5.645% due 08/25/2034 ~		111	91
5.705% due 09/25/2034 •		190	160
Jackson Park Trust 3.242% due 10/14/2039 ~(l)		3,300	2,502
Jefferies Resecuritization Trust 6.000% due 12/26/2036 ~		3,560	1,097
JP Morgan Alternative Loan Trust
3.231% due 05/25/2036 ^~		581	331
3.399% due 11/25/2036 ^~		81	79
5.117% due 06/27/2037 •(l)		4,979	3,585
5.245% due 06/25/2037 •(l)		22,749	9,390
5.500% due 11/25/2036 ^~		8	3
6.000% due 12/25/2035 ^		546	380
6.272% due 06/27/2037 ~(l)		13,191	5,955
6.460% due 12/25/2036 ^þ(l)		2,338	2,244
JP Morgan Chase Commercial Mortgage Securities Trust
5.984% due 12/15/2036 •		7,905	6,638
6.434% due 12/15/2036 •(l)		2,500	1,938
6.524% due 06/15/2038 •		2,000	1,808
7.934% due 02/15/2035 •		8,297	7,682
8.200% due 11/15/2038 •(l)		9,000	8,562
9.945% due 11/15/2038 •(l)		19,700	17,743
JP Morgan Mortgage Trust
3.595% due 10/25/2036 ^~		13	10
3.680% due 05/25/2036 ^~		195	155
3.789% due 06/25/2037 ^~(l)		1,713	1,333
3.794% due 07/25/2035 ~		25	23
3.851% due 10/25/2036 ~		350	255
6.000% due 08/25/2037 ^		341	188
JP Morgan Resecuritization Trust
4.238% due 03/21/2037 ~		372	334
6.000% due 09/26/2036 ~		1,084	847
6.500% due 04/26/2036 ~		4,092	1,527
Lansdowne Mortgage Securities PLC
3.093% due 09/16/2048 •	EUR	6,360	6,431
3.417% due 06/15/2045 •		800	642
Lavender Trust
6.000% due 11/26/2036 (l)		$7,018	6,174
6.250% due 10/26/2036 (l)		3,639	1,950
Lehman Mortgage Trust
5.898% due 04/25/2036 ^~		196	130
6.000% due 08/25/2036 ^		460	377
6.000% due 09/25/2036 ^		336	190
6.000% due 05/25/2037 ^		21	21
6.000% due 01/25/2038 ^		483	463
6.500% due 09/25/2037 ^		3,150	1,139
7.250% due 09/25/2037 ^(l)		31,126	9,407
Lehman XS Trust
5.405% due 07/25/2037 •(l)		22,489	14,441
5.745% due 08/25/2047 ^•		238	192
5.845% due 07/25/2047 •(l)		3,395	2,862
LUXE Commercial Mortgage Trust 7.934% due 10/15/2038 •(l)		5,211	4,809
MASTR Adjustable Rate Mortgages Trust
3.878% due 01/25/2047 ^•		41	40
3.924% due 10/25/2034 ~		186	162
5.525% due 05/25/2047 ^~(l)		6,765	5,413
MASTR Alternative Loan Trust
5.195% due 03/25/2036 •		19,984	2,067
5.245% due 03/25/2036 ^~		26,415	2,765
MBRT 7.583% due 11/15/2036 •(l)		9,308	8,997
Merrill Lynch Alternative Note Asset Trust 6.000% due 05/25/2037 ^(l)		2,358	1,856
Merrill Lynch Mortgage Investors Trust
3.189% due 05/25/2036 ~		1,568	1,431
3.743% due 03/25/2036 ^~(l)		6,594	3,667
MFA Trust 4.039% due 04/25/2065 ~(l)		14,456	11,920
Morgan Stanley Capital Trust
6.184% due 12/15/2036 •		453	388
6.928% due 12/15/2036 •(l)		18,590	13,381
7.734% due 07/15/2035 •(l)		10,478	10,093
8.880% due 12/15/2038 •(l)		18,000	16,245
9.778% due 12/15/2038 ~(l)		19,500	17,286
Morgan Stanley Mortgage Loan Trust
3.703% due 07/25/2035 ^~		591	483

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2023 (Unaudited)

4.334% due 01/25/2035 ^~(l)		171	133
4.433% due 05/25/2036 ^~		1,616	746
5.155% due 01/25/2035 •		297	259
5.185% due 05/25/2036 •		147	29
5.750% due 12/25/2035 ^		185	134
5.962% due 06/25/2036 ^~		1,826	563
6.000% due 08/25/2037 ^		136	58
Morgan Stanley Re-REMIC Trust
2.702% due 02/26/2037 ~		2,101	1,865
3.007% due 03/26/2037 þ(l)		1,344	1,232
3.794% due 07/26/2035 ~(l)		7,910	7,356
4.035% due 06/26/2035 ~(l)		10,914	8,006
4.193% due 09/26/2035 ~(l)		669	615
6.000% due 04/26/2036 (l)		7,491	7,426
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060		4,013	3,628
Mortgage Funding PLC 7.471% due 03/13/2046 •	GBP	1,000	1,185
Natixis Commercial Mortgage Securities Trust
4.058% due 04/10/2037 ~(l)		$5,880	4,111
7.834% due 11/15/2034 •(l)		8,574	8,011
8.834% due 11/15/2034 •(l)		3,718	3,457
New Residential Mortgage Loan Trust 3.882% due 11/25/2059 ~		8,300	3,977
New York Mortgage Trust
3.558% due 08/25/2061 þ(l)		1,000	803
5.250% due 07/25/2062 þ(l)		14,737	13,940
Newgate Funding PLC
4.207% due 12/15/2050 •	EUR	1,090	1,085
4.457% due 12/15/2050 •		2,082	1,990
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.165% due 10/25/2036 •		$1,056	884
Nomura Resecuritization Trust 4.513% due 09/26/2035 ~(l)		3,960	3,485
NovaStar Mortgage Funding Trust 0.506% due 09/25/2046 ~		149	141
PMT Credit Risk Transfer Trust 7.752% due 02/27/2024 •(l)		4,433	4,304
Preston Ridge Partners Mortgage LLC 6.291% due 02/25/2027 þ(l)		1,000	949
Prime Mortgage Trust
5.195% due 06/25/2036 ^~		1,559	1,080
7.000% due 07/25/2034		50	44
RBSSP Resecuritization Trust
0.000% due 06/26/2037 ~		412	359
3.414% due 07/26/2045 ~(l)		10,684	9,883
3.928% due 05/26/2037 ~		2,883	1,768
4.287% due 09/26/2035 ~		3,390	1,964
6.000% due 03/26/2036 ^~		3,540	2,053
Regal Trust 3.357% due 09/29/2031 •		1	1
Residential Accredit Loans, Inc. Trust
4.138% due 01/25/2046 ^•(l)		2,959	2,367
5.145% due 02/25/2037 •		310	268
5.205% due 07/25/2036 ^•(l)		6,890	2,840
5.225% due 05/25/2037 •(l)		7,353	6,329
5.265% due 06/25/2037 •		754	658
5.500% due 04/25/2037		45	35
5.760% due 01/25/2036 ~		45	51
6.000% due 08/25/2035 ^		655	555
6.000% due 12/25/2035 ^(l)		1,345	1,155
6.000% due 06/25/2036		152	125
6.000% due 09/25/2036 ^(l)		3,102	1,395
6.000% due 11/25/2036 ^(l)		1,474	1,207
6.000% due 01/25/2037 ^		222	173
6.250% due 02/25/2037 ^(l)		2,195	1,801
6.500% due 09/25/2037 ^		808	648
7.000% due 10/25/2037 (l)		4,732	3,690
Residential Asset Mortgage Products Trust 8.000% due 05/25/2032		367	246
Residential Asset Securitization Trust
5.500% due 07/25/2035		615	386
6.000% due 02/25/2037 ^		166	77
6.000% due 03/25/2037 ^		2,795	877
6.000% due 07/25/2037 ^		6,196	2,385
6.250% due 08/25/2037 ^		4,035	1,120
Residential Funding Mortgage Securities, Inc. Trust
4.943% due 07/27/2037 ^~		112	84
5.850% due 11/25/2035 ^		55	51
6.000% due 04/25/2037 ^		417	327
6.000% due 06/25/2037 ^		161	123
RiverView HECM Trust 4.880% due 05/25/2047 •		9,015	8,710
Seasoned Credit Risk Transfer Trust
3.789% due 11/25/2061 ~(a)		4,498	1,365
4.194% due 11/25/2059 ~(l)		6,794	2,476

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2023 (Unaudited)

4.250% due 11/25/2059 ~(l)		4,530	3,915
4.250% due 09/25/2060		1,800	1,568
4.250% due 03/25/2061 ~		700	563
4.500% due 11/25/2061 ~(l)		3,900	3,122
5.000% due 04/25/2062 ~(l)		3,400	2,713
5.599% due 03/25/2061 ~		498	250
10.795% due 11/25/2060 ~		1,199	897
14.119% due 09/25/2060 ~		1,594	1,128
Sequoia Mortgage Trust
3.188% due 01/20/2038 ^~		81	63
5.501% due 07/20/2036 •		133	18
5.708% due 02/20/2034 ~		171	150
5.961% due 10/20/2027 •		257	229
6.705% due 09/20/2032 ~		222	195
SFO Commercial Mortgage Trust 6.484% due 05/15/2038 •		1,630	1,360
SG Commercial Mortgage Securities Trust 4.509% due 02/15/2041 ~(l)		9,000	6,667
SMRT Commercial Mortgage Trust 7.528% due 01/15/2039 •(l)		30,200	27,294
Starwood Mortgage Residential Trust 3.935% due 11/25/2066 ~		500	319
Starwood Mortgage Trust
7.684% due 04/15/2034 •(l)		6,924	6,580
8.684% due 04/15/2034 •(l)		6,612	6,289
Stratton Hawksmoor PLC
6.107% due 02/25/2053 •	GBP	1,967	2,244
6.857% due 02/25/2053 •		4,300	4,817
Stratton Mortgage Funding PLC
7.393% due 07/20/2060 •		2,000	2,406
8.151% due 03/12/2052 •		2,500	2,998
Structured Adjustable Rate Mortgage Loan Trust
3.736% due 02/25/2037 ^~(l)		$5,962	4,070
3.748% due 04/25/2047 ~		1,042	498
4.115% due 01/25/2036 ^~		570	347
4.598% due 08/25/2036 ~		2,259	521
Structured Asset Mortgage Investments Trust
4.214% due 02/25/2036 ~		2,988	1,567
5.185% due 03/25/2037 ^•		883	240
5.225% due 07/25/2046 ^•(l)		9,031	6,102
5.265% due 05/25/2036 •		1,040	679
5.265% due 08/25/2036 ^~		769	608
5.305% due 05/25/2045 ~		56	49
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 4.663% due 01/25/2034 ~		78	74
SunTrust Adjustable Rate Mortgage Loan Trust 4.079% due 02/25/2037 ^~(l)		1,220	1,050
SunTrust Alternative Loan Trust 2.305% due 04/25/2036 ^~(a)		3,903	649
TBW Mortgage-Backed Trust
6.000% due 07/25/2036 ^		204	82
6.500% due 07/25/2036 (l)		18,324	4,811
TDA Mixto Fondo de Titulizacion de Activos
2.668% due 10/28/2050 •	EUR	8,293	4,758
3.215% due 12/28/2050 •		6,941	6,214
Tharaldson Hotel Portfolio Trust 8.190% due 11/11/2034 •(l)		$13,128	12,375
Verus Securitization Trust 5.406% due 07/25/2067 ~(l)		4,300	3,847
VNDO Mortgage Trust 3.903% due 01/10/2035 ~(l)		4,814	3,694
WaMu Mortgage Pass-Through Certificates Trust
3.236% due 06/25/2037 ^~		655	560
3.350% due 11/25/2036 ^~		97	85
3.388% due 07/25/2037 ^~		1,032	749
3.462% due 03/25/2037 ^~		242	187
3.556% due 07/25/2037 ^~		516	461
3.682% due 08/25/2036 ^~(l)		969	864
3.713% due 02/25/2037 ^~		197	174
3.759% due 03/25/2037 ^~(l)		1,689	1,493
3.888% due 06/25/2047 ^~		1,651	1,101
3.936% due 07/25/2047 ^•		387	321
3.948% due 07/25/2047 •(l)		11,592	9,118
4.018% due 10/25/2046 ^•		218	179
4.021% due 03/25/2033 ~		24	22
4.186% due 07/25/2046 •(l)		2,721	2,178
5.385% due 07/25/2045 ~		102	93
5.685% due 06/25/2044 •(l)		82	73
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (g)	GBP	0	1,849
6.824% due 12/21/2049 •		646	778
7.324% due 12/21/2049 •		646	765
Washington Mutual Mortgage Pass-Through Certificates Trust
2.924% due 06/25/2046 •(l)		$5,595	3,130
3.725% due 06/25/2033 ~		65	57
3.988% due 10/25/2046 ^•		260	209

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2023 (Unaudited)

5.325% due 01/25/2047 ^•(l)		7,579	6,599
5.445% due 07/25/2036 ^•(l)		3,273	2,100
5.750% due 11/25/2035 ^(l)		838	790
6.000% due 04/25/2037 ^(l)		1,321	1,129
6.467% due 05/25/2036 ^þ(l)		3,627	3,240
Wells Fargo Alternative Loan Trust
3.631% due 07/25/2037 ^~		1,298	1,130
5.750% due 07/25/2037 ^		188	154
Wells Fargo Mortgage Loan Trust
3.530% due 03/27/2037 ~		3,299	2,046
4.637% due 04/27/2036 ~(l)		3,485	3,173
Wells Fargo Mortgage-Backed Securities Trust
4.281% due 09/25/2036 ^~		4	4
4.512% due 10/25/2036 ^~		5	4
6.000% due 06/25/2037 ^		60	54
Worldwide Plaza Trust 3.596% due 11/10/2036 ~(l)		8,000	3,922

Total Non-Agency Mortgage-Backed Securities (Cost $1,944,727)			1,785,881

ASSET-BACKED SECURITIES 32.1%
510 Loan Acquisition Trust 5.107% due 09/25/2060 þ(l)		17,735	17,451
Acacia CDO Ltd. 5.693% due 11/08/2039 •(l)		8,674	2,439
Access Financial Manufactured Housing Contract Trust 7.650% due 05/15/2023		200	3
ACE Securities Corp. Home Equity Loan Trust
5.065% due 12/25/2036 •(l)		21,745	6,208
5.805% due 08/25/2035 •(l)		5,029	3,703
5.940% due 07/25/2035 ^•(l)		17,938	15,462
Adagio CLO DAC 0.000% due 04/30/2031 ~	EUR	1,800	569
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 6.945% due 09/25/2034 •		$740	718
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ(l)		1,979	1,435
American Money Management Corp. CLO Ltd. 10.852% due 04/14/2029 •		6,100	5,670
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.977% due 09/25/2032 •		1,148	973
6.570% due 05/25/2034 •		154	146
7.695% due 08/25/2032 •		300	289
Argent Securities Trust
4.995% due 09/25/2036 •(l)		7,743	2,531
5.045% due 06/25/2036 •		6,625	1,825
5.085% due 04/25/2036 •		1,047	346
5.145% due 06/25/2036 ~		3,730	1,027
5.225% due 03/25/2036 •(l)		10,328	5,433
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.535% due 11/25/2035 •(l)		29,851	24,925
5.605% due 02/25/2036 •(l)		21,907	16,524
Asset-Backed Funding Certificates Trust
4.995% due 10/25/2036 •		1,289	1,261
5.405% due 10/25/2033 •		167	158
5.895% due 03/25/2034 ^•		482	444
Banco Bilbao Vizcaya Argentaria 3.400% due 03/22/2046 •	EUR	558	362
Bear Stearns Asset-Backed Securities Trust
3.248% due 09/25/2034 •		$178	173
3.846% due 10/25/2036 ~		2,549	1,517
3.893% due 07/25/2036 ~		75	74
3.913% due 10/25/2036 ~		189	165
4.985% due 12/25/2036 ~(l)		9,592	12,825
5.977% due 12/25/2034 •(l)		16,847	16,148
6.345% due 10/27/2032 •		1	3
Bombardier Capital Mortgage Securitization Corp. 7.830% due 06/15/2030 ~		3,549	499
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		2,900	747
Carrington Mortgage Loan Trust
4.925% due 03/25/2035 •		629	485
5.265% due 12/26/2036 •(l)		13,201	10,119
CIFC Funding Ltd. 0.000% due 04/24/2030 ~		3,390	750
Citigroup Mortgage Loan Trust
4.605% due 03/25/2036 ^þ		1,466	713
4.995% due 12/25/2036 •(l)		17,732	7,436
5.005% due 12/25/2036 •(l)		11,629	6,505
5.045% due 05/25/2037 ~		448	298
5.065% due 12/25/2036 •(l)		12,991	5,480
5.165% due 09/25/2036 •(l)		10,941	7,931
5.545% due 11/25/2046 •(l)		4,267	3,437
6.352% due 05/25/2036 ^þ		379	142
6.851% due 05/25/2036 ^þ		2,207	823

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2023 (Unaudited)

Cologix Canadian Issuer LP 7.740% due 01/25/2052	CAD	2,000	1,372
Conseco Finance Corp.
6.530% due 02/01/2031 ~		$488	419
7.060% due 02/01/2031 ~		2,122	1,854
7.500% due 03/01/2030 ~		6,299	2,539
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031 þ		345	344
7.960% due 05/01/2031		1,460	454
8.060% due 09/01/2029 ~		2,914	641
8.260% due 12/01/2030 ~		4,584	1,254
8.850% due 12/01/2030 ~		5,630	1,108
9.163% due 03/01/2033 ~		9,805	9,024
9.546% due 12/01/2033 ~		6,480	5,959
Cork Street CLO Designated Activity Co. 0.000% due 11/27/2028 ~	EUR	1,401	442
Coronado CDO Ltd.
6.000% due 09/04/2038 (l)		$3,787	2,008
6.486% due 09/04/2038 •(l)		23,903	10,865
Countrywide Asset-Backed Certificates
5.125% due 03/25/2037 ~(l)		11,872	11,348
5.235% due 01/25/2046 ^•(l)		36,143	28,201
5.525% due 12/25/2036 ^•		291	218
5.745% due 03/25/2047 ^•		988	813
5.945% due 05/25/2047 ^•(l)		5,267	4,000
Countrywide Asset-Backed Certificates Trust
4.087% due 02/25/2036 ~		3	2
4.464% due 10/25/2032 ^~(l)		4,529	4,391
5.045% due 06/25/2037 ^•(l)		18,536	17,725
5.095% due 11/25/2047 ^•(l)		3,444	2,977
5.105% due 12/25/2036 ^•(l)		10,910	9,822
5.165% due 05/25/2036 •(l)		366	470
5.325% due 03/25/2036 •(l)		16,147	14,222
5.325% due 05/25/2036 •(l)		4,150	3,433
5.325% due 03/25/2047 ^~(l)		7,655	6,678
5.430% due 04/25/2036 •(l)		8,762	7,701
5.580% due 04/25/2036 •(l)		15,850	13,342
5.859% due 10/25/2046 ^~		602	615
6.015% due 04/25/2036 ~(l)		9,300	7,493
6.870% due 11/25/2035 •		3,153	2,126
Credit Suisse First Boston Mortgage Securities Corp. 5.895% due 02/25/2031 •		610	572
Credit-Based Asset Servicing & Securitization CBO Corp. 5.236% due 09/06/2041 •		98,373	928
CSAB Mortgage-Backed Trust 5.500% due 05/25/2037 ^		2,005	1,450
Diamond Infrastructure Funding LLC 3.475% due 04/15/2049		1,000	802
Duke Funding Ltd. 5.312% due 04/08/2039 •(l)		7,546	637
ECAF Ltd.
3.473% due 06/15/2040		1,184	789
4.947% due 06/15/2040		7,839	5,262
EMC Mortgage Loan Trust 8.220% due 04/25/2042 •		1,631	1,548
Encore Credit Receivables Trust 5.535% due 07/25/2035 •		390	372
Euromax ABS PLC 2.948% due 11/10/2095 •	EUR	3,034	3,282
Exeter Automobile Receivables Trust
0.000% due 05/15/2031 «(g)		$22	6,218
0.000% due 08/15/2031 «(g)		24	9,193
0.000% due 07/15/2033 «(g)		27	29,433
0.000% due 12/15/2033 «(g)		25	8,978
FAB UK Ltd. 0.000% due 12/06/2045 ~	GBP	14,095	4,888
Fieldstone Mortgage Investment Trust 5.185% due 07/25/2036 •		$4,275	2,104
First Franklin Mortgage Loan Trust
5.415% due 02/25/2036 •(l)		5,500	5,032
5.790% due 09/25/2035 •(l)		5,831	5,085
5.820% due 05/25/2036 •(l)		13,770	12,014
Flagship Credit Auto Trust
0.000% due 12/15/2027 «(g)		9	1,007
0.000% due 06/15/2029 «(g)		3	818
FREED ABS Trust 0.000% due 09/20/2027 «(g)		10	1,084
Fremont Home Loan Trust
4.995% due 01/25/2037 •		2,923	1,352
5.325% due 02/25/2037 •		1,146	405
Glacier Funding CDO Ltd. 5.076% due 08/04/2035 •(l)		31,282	4,043
GMACM Home Equity Loan Trust 6.749% due 12/25/2037 þ		701	703
Greenpoint Manufactured Housing 9.230% due 12/15/2029 ~		6,041	5,296

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2023 (Unaudited)

GSAMP Trust
4.905% due 01/25/2037 •	2,676	1,599
4.935% due 01/25/2037 •	798	477
4.985% due 12/25/2036 •	825	443
5.045% due 11/25/2036 •	3,439	1,643
5.095% due 12/25/2036 •	3,853	1,888
5.165% due 04/25/2036 •	446	286
5.385% due 04/25/2036 •(l)	15,907	10,307
6.495% due 10/25/2034 ~	105	100
6.720% due 06/25/2034 ~(l)	1,253	1,092
Hillcrest CDO Ltd. 5.075% due 12/10/2039 •(l)	32,573	6,822
Home Equity Mortgage Loan Asset-Backed Trust
5.005% due 11/25/2036 •(l)	3,362	2,854
5.085% due 04/25/2037 •(l)	17,645	11,540
5.165% due 04/25/2037 •	2,739	2,319
Hout Bay Corp.
4.422% due 07/05/2041 •	108,638	18,533
4.622% due 07/05/2041 •	4,871	527
4.752% due 07/05/2041 ~	1,690	0
HSI Asset Securitization Corp. Trust
4.985% due 12/25/2036 ~(l)	8,840	7,416
5.035% due 01/25/2037 •(l)	28,787	20,373
5.065% due 12/25/2036 •(l)	20,219	5,461
5.165% due 10/25/2036 •	6,611	2,726
5.185% due 12/25/2036 •	12,384	3,317
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 5.697% due 12/25/2031 ^þ	467	207
IXIS Real Estate Capital Trust 5.820% due 09/25/2035 ^•(l)	2,983	2,909
JP Morgan Mortgage Acquisition Trust
5.005% due 08/25/2036 •	6	3
5.035% due 03/25/2047 ~	300	297
5.145% due 07/25/2036 ~	1,344	612
5.165% due 07/25/2036 ^•	998	274
5.462% due 09/25/2029 ^þ	2,671	1,661
5.888% due 10/25/2036 ^þ(l)	7,318	4,547
KGS-Alpha SBA COOF Trust 1.050% due 04/25/2038 «~(a)	964	20
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042	3,336	2,734
Lehman ABS Mortgage Loan Trust 4.935% due 06/25/2037 •	3,476	2,436
Lehman XS Trust
4.346% due 05/25/2037 ^~(l)	6,855	5,780
6.670% due 06/24/2046 þ	327	349
LendingPoint Pass-Through Trust
0.000% due 03/15/2028 «(g)	1,400	325
0.000% due 04/15/2028 «(g)	1,700	523
LoanCore Issuer Ltd. 7.723% due 07/15/2035 ~(l)	2,705	2,510
Long Beach Mortgage Loan Trust
5.225% due 02/25/2036 •(l)	42,735	34,688
5.385% due 05/25/2046 ~	8,234	2,737
5.550% due 11/25/2035 •(l)	56,092	51,844
Madison Park Funding Ltd. 0.000% due 07/27/2047 ~	5,600	2,570
Margate Funding Ltd. 5.095% due 12/04/2044 •(l)	17,556	5,579
Marlette Funding Trust
0.000% due 07/16/2029 «(g)	16	1,258
0.000% due 09/17/2029 «(g)	35	2,889
0.000% due 03/15/2030 «(g)	33	1,131
0.000% due 09/16/2030 «(g)	9	452
MASTR Asset-Backed Securities Trust
5.065% due 08/25/2036 •	2,769	1,081
5.145% due 03/25/2036 •(l)	5,319	3,659
5.185% due 06/25/2036 •(l)	4,088	3,562
5.205% due 02/25/2036 •(l)	6,192	2,449
5.325% due 06/25/2036 •	2,674	1,027
5.385% due 12/25/2035 •(l)	15,155	12,390
5.415% due 01/25/2036 ~	196	190
Mid-State Trust 6.742% due 10/15/2040	2,905	2,859
Morgan Stanley ABS Capital, Inc. Trust
4.915% due 10/25/2036 •	1,431	635
4.945% due 11/25/2036 ~	1,225	693
4.965% due 09/25/2036 •	3,279	1,242
4.985% due 10/25/2036 ~(l)	7,442	3,311
4.995% due 11/25/2036 •(l)	13,352	7,561
5.065% due 10/25/2036 •	3,586	1,600
5.145% due 06/25/2036 •	5,237	2,866
5.145% due 09/25/2036 •	6,588	2,517
5.175% due 02/25/2037 •	4,593	2,263
5.880% due 01/25/2035 •(l)	6,376	5,123
6.795% due 05/25/2034 •	472	471

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2023 (Unaudited)

Morgan Stanley Capital, Inc. Trust 5.205% due 03/25/2036 •		11	9
Morgan Stanley Home Equity Loan Trust 5.075% due 04/25/2037 •(l)		22,298	12,172
National Collegiate Commutation Trust 0.000% due 03/25/2038 •		135,200	41,091
New Century Home Equity Loan Trust 7.845% due 01/25/2033 ^•		253	215
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.125% due 07/25/2036 ~(l)		3,500	2,843
5.175% due 10/25/2036 ^•		4,274	961
NovaStar Mortgage Funding Trust 5.185% due 11/25/2036 •		1,082	369
Oakwood Mortgage Investors, Inc.
4.914% due 06/15/2032 ~		1	1
7.840% due 11/15/2029 ~		1,239	1,260
8.490% due 10/15/2030 ^		1,166	1,092
OCP CLO Ltd. 0.000% due 07/20/2032 ~		11	4,370
Option One Mortgage Loan Trust
4.975% due 07/25/2037 •(l)		21,538	13,646
4.985% due 01/25/2037 •		277	183
4.985% due 01/25/2037 •(l)		8,116	4,728
5.065% due 01/25/2037 ~		1,655	964
5.095% due 03/25/2037 •		503	246
5.175% due 04/25/2037 ~		2,053	971
5.662% due 01/25/2037 ^þ		2	2
Orient Point CDO Ltd. 5.024% due 10/03/2045 •(l)		391,989	126,416
Ownit Mortgage Loan Trust 3.117% due 10/25/2035 þ		1,634	949
Palisades CDO Ltd. 5.766% due 07/22/2039 ~(l)		6,700	2,866
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.720% due 10/25/2034 •		1,161	1,073
6.870% due 12/25/2034 •(l)		25,974	23,047
PRET LLC
3.721% due 07/25/2051 þ		1,200	996
3.844% due 07/25/2051 þ		2,900	2,412
3.967% due 09/25/2051 þ(l)		3,900	3,447
6.170% due 07/25/2051 þ		2,100	1,970
7.870% due 06/25/2052 þ		3,500	3,385
Putnam Structured Product Funding Ltd. 1.584% due 10/15/2038 •(l)		816	572
RAAC Trust 7.470% due 05/25/2046 •(l)		17,151	15,505
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ		3,152	936
Residential Asset Mortgage Products Trust
5.210% due 08/25/2033 ~		375	365
5.345% due 04/25/2034 •(l)		1,509	1,465
5.425% due 04/25/2034 •		618	604
5.895% due 04/25/2034 ^•		1,041	951
6.165% due 04/25/2034 ^•		1,738	1,582
Residential Asset Securities Corp. Trust
5.105% due 11/25/2036 ~(l)		4,801	4,361
5.185% due 10/25/2036 •(l)		3,744	3,536
5.277% due 12/25/2035 •(l)		7,597	6,676
5.325% due 08/25/2036 •(l)		9,989	8,858
5.340% due 04/25/2036 •(l)		5,975	5,167
Rockford Tower CLO Ltd.
0.000% due 10/15/2029 ~		11,667	3,351
0.000% due 10/20/2030 ~		4,967	2,008
0.000% due 10/20/2031 ~		4,967	2,098
0.000% due 04/20/2034 ~		22,000	11,237
Saxon Asset Securities Trust
1.584% due 11/25/2035 •(l)		5,547	3,407
2.198% due 03/25/2035 •		5,156	2,849
Securitized Asset-Backed Receivables LLC Trust
5.075% due 02/25/2037 ^•		229	100
5.125% due 07/25/2036 •(l)		12,866	10,377
5.165% due 07/25/2036 •		2,235	785
5.345% due 05/25/2036 •(l)		15,760	8,489
5.445% due 11/25/2035 •(l)		10,809	8,755
5.505% due 08/25/2035 ^•(l)		1,659	1,267
5.520% due 01/25/2035 •(l)		6	6
Segovia European CLO DAC 0.000% due 04/15/2035 ~	EUR	1,400	679
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(g)		$36	19,912
SLM Student Loan Trust 0.000% due 01/25/2042 «(g)		31	9,158
SMB Private Education Loan Trust
0.000% due 10/15/2048 «(g)		8	2,477
0.000% due 09/15/2054 «(g)		57,478	68,003
0.000% due 11/16/2054 «(g)		5	4,541

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2023 (Unaudited)

0.000% due 02/16/2055 «(g)		9	12,524
5.950% due 02/16/2055 (l)		11,206	10,503
SoFi Professional Loan Program LLC 0.000% due 01/25/2039 «(g)		33,000	2,339
0.000% due 05/25/2040 (g)		31,475	3,151
0.000% due 07/25/2040 «(g)		157	1,875
0.000% due 09/25/2040 «(g)		14,219	1,945
Soloso CDO Ltd. 5.132% due 10/07/2037 ~		17,418	14,370
Soundview Home Loan Trust
4.995% due 06/25/2037 ~		2,311	1,569
5.025% due 02/25/2037 ~		7,146	2,056
5.105% due 02/25/2037 •		8,293	2,414
5.125% due 06/25/2037 •(l)		5,711	3,878
5.795% due 10/25/2037 ~(l)		4,407	3,206
5.945% due 09/25/2037 •		1,778	1,428
South Coast Funding Ltd.
0.476% due 01/06/2041 •(l)		168,529	32,468
0.476% due 01/06/2041 •		48	9
Specialty Underwriting & Residential Finance Trust
4.169% due 02/25/2037 ^þ		2,567	1,020
4.188% due 06/25/2037 •		3,052	1,481
5.195% due 03/25/2037 •		296	165
Start Ltd. 4.089% due 03/15/2044		665	589
Structured Asset Securities Corp. 10.845% due 05/25/2032 ^•(l)		5,255	4,407
Structured Asset Securities Corp. Mortgage Loan Trust 5.295% due 06/25/2035 •		14	14
Symphony CLO Ltd. 9.392% due 07/14/2026 •(l)		15,100	14,955
Taberna Preferred Funding Ltd.
5.146% due 05/05/2038 ~(l)		2,638	2,453
5.156% due 02/05/2037 ~		13,758	12,107
5.186% due 08/05/2036 •		2,973	2,587
5.186% due 08/05/2036 ^•		11,959	10,404
Talon Funding Ltd. 5.476% due 06/05/2035 •		676	105
Tropic CDO Ltd. 5.112% due 07/15/2036 •		3,362	3,093
UCFC Home Equity Loan Trust 7.750% due 04/15/2030 ~		386	364
Verde CDO Ltd. 5.012% due 10/05/2045 •(l)		240,688	58,401

Total Asset-Backed Securities (Cost $1,925,147)			1,424,525

SOVEREIGN ISSUES 1.7%
Argentina Government International Bond
0.500% due 07/09/2030 þ		31,687	7,964
1.000% due 07/09/2029 (l)		5,302	1,480
1.450% due 08/13/2023	ARS	1,376,153	3,313
1.500% due 07/09/2035 þ		$35,144	8,523
1.500% due 07/09/2046 þ		230	61
3.500% due 07/09/2041 þ(l)		17,060	4,794
3.875% due 01/09/2038 þ(l)		76,360	23,822
15.500% due 10/17/2026 (l)	ARS	555,410	320
Autonomous City of Buenos Aires 74.828% (BADLARPP + 3.750%) due 02/22/2028 ~		155,766	377
Ecuador Government International Bond 5.500% due 07/31/2030 þ		$2,960	1,390
Ghana Government International Bond
6.375% due 02/11/2027 ^(d)(l)		4,477	1,625
7.875% due 02/11/2035 ^(d)(l)		5,412	1,903
8.750% due 03/11/2061 ^(d)(l)		1,500	510
Peru Government International Bond
5.350% due 08/12/2040	PEN	100	21
5.400% due 08/12/2034		1	0
6.150% due 08/12/2032		5	1
6.350% due 08/12/2028 (l)		1,000	259
6.350% due 08/12/2028		922	239
6.900% due 08/12/2037		15	4
6.950% due 08/12/2031		5	1
8.200% due 08/12/2026 (l)		1,740	484
8.200% due 08/12/2026		250	70
Provincia de Buenos Aires 73.663% due 04/12/2025 (l)	ARS	2,270,878	4,864
Russia Government International Bond
5.100% due 03/28/2035 «		$600	36
5.625% due 04/04/2042		10,200	6,548
5.875% due 09/16/2043		200	119
Turkiye Ihracat Kredi Bankasi AS 8.250% due 01/24/2024 (l)		1,400	1,405
Ukraine Government International Bond
4.375% due 01/27/2032 ^(d)	EUR	10,155	1,927
6.876% due 05/21/2031 ^(d)		$13,000	2,295

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2023 (Unaudited)

Venezuela Government International Bond
8.250% due 10/13/2024 ^(d)	136	15
9.250% due 09/15/2027 ^(d)	734	79

Total Sovereign Issues (Cost $169,534)		74,449

	SHARES
COMMON STOCKS 2.3%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (e)	4,853,248	5,824

CONSUMER DISCRETIONARY 0.2%
Caesars Entertainment, Inc. (e)	2	0
Desarrolladora Homex SAB de CV (e)	719,113	1
iHeartMedia, Inc. 'A' (e)	2,021,190	7,882
Promotora de Informaciones SA (e)	4,079,279	1,608
Urbi Desarrollos Urbanos SAB de CV (e)	4,776	2

		9,493

ENERGY 0.0%
Axis Energy Services 'A' «(e)(j)	17,105	566
Constellation Oil 'B' «(e)(j)	252,651	27

		593

FINANCIALS 1.3%
Banca Monte dei Paschi di Siena SpA (e)	6,139,000	13,352
Credit Suisse Group AG	277,457	250
Intelsat Emergence SA «(e)(j)	1,751,422	42,910

		56,512

INDUSTRIALS 0.4%
Mcdermott International Ltd. «(e)	584,497	199
Syniverse Holdings, Inc. «(j)	16,373,383	15,429
Voyager Aviation Holdings LLC «(e)	16,278	0
Westmoreland Mining Holdings «(e)(j)	240,900	722

		16,350

REAL ESTATE 0.0%
Stearns Holding LLC 'B' «(e)	59,964	0

UTILITIES 0.3%
TexGen Power LLC «(e)(j)	450,094	12,490

Total Common Stocks (Cost $251,731)		101,262

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «(e)	188,308	1,177

Total Rights (Cost $0)		1,177

WARRANTS 1.0%
FINANCIALS 0.0%
Guranteed Rate, Inc. - Exp. 12/31/2060 «	288	0
Intelsat Emergence SA - Exp. 02/17/2027 «	13,833	27
Intelsat Jackson Holdings SA-Exp. 12/05/2025 «	182,955	1,281

		1,308

INFORMATION TECHNOLOGY 1.0%
Windstream Holdings LLC - Exp. 9/21/2055 «	3,155,914	42,759

Total Warrants (Cost $68,645)		44,067

PREFERRED SECURITIES 3.5%
FINANCIALS 3.0%
AGFC Capital Trust 6.542% (US0003M + 1.750%) due 01/15/2067 ~(l)	35,500,000	20,121
American AgCredit Corp. 5.250% due 06/15/2026 •(i)	10,000,000	8,977

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2023 (Unaudited)

Capital Farm Credit ACA 5.000% due 03/15/2026 •(i)(l)		4,300,000	3,971
Compeer Financial ACA 4.875% due 08/15/2026 •(i)(l)		1,900,000	1,959
OCP CLO Ltd. 0.000% due 04/26/2028 (g)		2,600	1,292
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(i)		93,550,000	97,963
SVB Financial Group
4.250% due 11/15/2026 ^(d)(i)		1,000,000	66
4.700% due 11/15/2031 ^(d)(i)		1,593,000	106

			134,455

INDUSTRIALS 0.5%
Voyager Aviation Holdings LLC «		97,668	22,635

Total Preferred Securities (Cost $199,218)			157,090

REAL ESTATE INVESTMENT TRUSTS 0.7%
REAL ESTATE 0.7%
CBL & Associates Properties, Inc.		17,153	440
Uniti Group, Inc.		1,591,211	5,649
VICI Properties, Inc.		711,293	23,202

Total Real Estate Investment Trusts (Cost $18,967)			29,291

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 11.6%
REPURCHASE AGREEMENTS (k) 9.4%			414,908

SHORT-TERM NOTES 0.0%
Corestate Capital Holding SA 8.000% due 04/15/2023 «(j)	EUR	400	435

ARGENTINA TREASURY BILLS 0.1%
22.719% due 05/19/2023 - 09/18/2023 (f)(g)(h)	ARS	1,462,468	3,535

U.S. TREASURY BILLS 2.1%
4.471% due 04/06/2023 - 05/25/2023 (f)(g)(l)(p)		$94,158	93,818

Total Short-Term Instruments (Cost $513,532)			512,696

Total Investments in Securities (Cost $9,055,962)			7,472,905

		SHARES
INVESTMENTS IN AFFILIATES 2.1%
COMMON STOCKS 2.1%
AFFILIATED INVESTMENTS 2.1%
Neiman Marcus Group Ltd. LLC «(e)(j)		602,840	$93,147
Sierra Hamilton Holder LLC «(e)(j)		30,337,712	3

			93,150

Total Common Stocks (Cost $27,066)			93,150

Total Investments in Affiliates (Cost $27,066)			93,150

Total Investments 170.5% (Cost $9,083,228)			$7,566,055
Financial Derivative Instruments (m)(n) (0.5)%(Cost or Premiums, net $(83,661))			(24,064)
Other Assets and Liabilities, net (70.0)%			(3,104,838)

Net Assets 100.0%			$4,437,153

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
µ					All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					Principal only security.
(c)					Payment in-kind security.
(d)					Security is not accruing income as of the date of this report.
(e)					Security did not produce income within the last twelve months.
(f)					Coupon represents a weighted average yield to maturity.
(g)					Zero coupon security.
(h)					Principal amount of security is adjusted for inflation.
(i)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)					RESTRICTED SECURITIES:
Issuer Description					Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Axis Energy Services 'A'					07/01/2021	$252	$566	0.01
Buffalo Thunder Development Authority 0.000% due 11/15/2029					12/08/2014	15	2	0.00
Constellation Oil 'B'					06/10/2022	27	27	0.00
Corestate Capital Holding SA 8.000% due 04/15/2023					12/06/2022	419	435	0.01
Intelsat Emergence SA					06/19/2017 - 02/23/2022	114,056	42,910	0.97
Neiman Marcus Group Ltd. LLC					09/25/2020	0	0	0.00
Preylock Reitman Santa Cruz Mezz LLC 0.000% due 11/09/2023					04/09/2018	37,126	36,850	0.83
Project Anfora Senior 5.078% due 10/01/2026					09/30/2019	38,169	37,112	0.84
Sierra Hamilton Holder LLC					07/31/2017	0	0	0.00
Syniverse Holdings, Inc.					05/12/2022 - 11/30/2022	16,067	15,429	0.35
TexGen Power LLC					07/20/2018	14,263	12,490	0.28
Westmoreland Mining Holdings					12/08/2014 - 03/26/2019	7,008	722	0.01

						$227,402	$146,543	3.30%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	4.820%	04/03/2023	04/04/2023	$169,200	U.S. Treasury Inflation Protected Securities 0.875% due 01/15/2029	$(172,563)	$169,200	$169,200
	4.890	03/31/2023	04/03/2023	226,600	U.S. Treasury Inflation Protected Securities 0.125% - 0.500% due 01/15/2028 - 02/15/2051	(232,522)	226,600	226,692
FICC	2.200	03/31/2023	04/03/2023	5,908	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2024	(6,026)	5,908	5,908
RCY	4.920	03/31/2023	04/03/2023	13,200	U.S. Treasury Notes 0.625% due 05/15/2030	(13,533)	13,200	13,206

Total Repurchase Agreements						$(424,644)	$414,908	$415,006

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2023 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BNY	5.450%	10/20/2022	04/20/2023		$(94,906)	$(97,277)
	5.654	01/09/2023	04/10/2023		(25,400)	(25,736)
	5.750	11/17/2022	05/09/2023		(2,215)	(2,263)
	5.850	01/17/2023	07/17/2023		(2,060)	(2,086)
	5.930	02/03/2023	08/03/2023		(57,141)	(57,696)
	5.935	02/06/2023	08/07/2023		(38,530)	(38,886)
	6.299	03/09/2023	09/08/2023		(30,217)	(30,349)
BOM	5.300	03/23/2023	06/01/2023		(3,697)	(3,703)
BOS	5.100	01/10/2023	04/12/2023		(10,922)	(11,050)
	5.600	03/23/2023	07/21/2023		(363)	(364)
	5.650	03/28/2023	07/27/2023		(16,100)	(16,115)
	5.870	03/23/2023	07/21/2023		(10,723)	(10,742)
	5.970	03/23/2023	07/21/2023		(3,575)	(3,581)
	6.070	03/29/2023	07/28/2023		(8,158)	(8,165)
BPS	(0.500)	12/21/2022	TBD(3)	EUR	(2,477)	(2,678)
	3.110	02/09/2023	05/10/2023		(10,740)	(11,701)
	3.200	12/21/2022	TBD(3)		(2,287)	(2,488)
	4.607	02/02/2023	05/03/2023	GBP	(7,335)	(9,116)
	5.230	02/17/2023	06/20/2023		$(10,537)	(10,606)
	5.500	03/14/2023	07/14/2023		(102,918)	(103,217)
	5.520	03/16/2023	07/17/2023		(22,167)	(22,225)
	5.520	03/23/2023	07/21/2023		(2,024)	(2,028)
	5.550	03/01/2023	07/31/2023		(3,959)	(3,978)
	5.650	01/17/2023	10/17/2023		(8,343)	(8,442)
	5.970	03/09/2023	07/07/2023		(71,211)	(71,497)
	5.970	03/16/2023	07/14/2023		(99,038)	(99,320)
	6.020	03/16/2023	07/14/2023		(3,212)	(3,221)
	6.070	03/09/2023	07/07/2023		(3,419)	(3,433)
	6.070	03/16/2023	07/14/2023		(15,127)	(15,171)
	6.070	03/28/2023	09/22/2023		(8,850)	(8,859)
	6.170	03/28/2023	09/22/2023		(1,788)	(1,790)
	6.270	03/09/2023	07/07/2023		(3,494)	(3,508)
	6.270	03/16/2023	07/14/2023		(2,881)	(2,890)
BRC	3.028	01/17/2023	04/17/2023	EUR	(4,256)	(4,645)
	3.080	03/31/2023	TBD(3)		(8,337)	(9,044)
	3.250	03/31/2023	TBD(3)		(3,034)	(3,291)
	4.100	03/24/2023	TBD(3)		$(530)	(531)
	4.450	02/09/2023	05/10/2023	GBP	(607)	(753)
	4.550	03/24/2023	TBD(3)		$(559)	(560)
	4.700	03/24/2023	TBD(3)		(608)	(608)
	5.100	03/24/2023	TBD(3)		(993)	(995)
	5.150	03/24/2023	TBD(3)		(5,908)	(5,917)
	5.410	02/21/2023	05/22/2023		(2,920)	(2,938)
	5.500	03/24/2023	TBD(3)		(46,680)	(46,751)
	5.685	01/11/2023	04/14/2023		(22,437)	(22,728)
	5.980	01/20/2023	07/20/2023		(5,335)	(5,400)
	6.000	01/23/2023	07/24/2023		(16,501)	(16,694)
	6.010	02/03/2023	08/03/2023		(4,879)	(4,927)
	6.010	02/16/2023	08/03/2023		(1,919)	(1,933)
	6.015	02/07/2023	08/07/2023		(1,805)	(1,822)
	6.030	01/20/2023	07/20/2023		(26,860)	(27,188)
	6.050	01/17/2023	07/19/2023		(21,418)	(21,692)
	6.060	02/03/2023	08/03/2023		(19,565)	(19,760)
	6.090	01/30/2023	08/30/2023		(29,665)	(29,981)
	6.090	02/10/2023	08/10/2023		(1,333)	(1,345)
	6.100	01/17/2023	07/19/2023		(9,101)	(9,218)
	6.110	02/14/2023	08/14/2023		(12,805)	(12,909)
	6.170	02/16/2023	06/06/2023		(6,624)	(6,674)
	6.250	02/15/2023	09/15/2023		(33,724)	(33,999)
	6.270	01/06/2023	06/06/2023		(23,639)	(23,979)
	6.270	02/28/2023	08/28/2023		(25,541)	(25,692)
BYR	5.300	03/30/2023	09/27/2023		(16,172)	(16,182)
	5.300	04/03/2023	09/27/2023		(11,588)	(11,588)
	5.480	10/26/2022	04/26/2023		(834)	(852)
	5.480	01/20/2023	08/03/2023		(15,227)	(15,387)
	5.520	01/19/2023	10/19/2023		(20,283)	(20,501)
	5.520	01/20/2023	10/19/2023		(7,356)	(7,434)
	5.520	03/30/2023	09/20/2023		(556)	(556)
	5.530	03/23/2023	09/19/2023		(29,058)	(29,104)
	5.530	03/24/2023	09/20/2023		(6,345)	(6,355)
	5.530	03/30/2023	09/20/2023		(8,029)	(8,034)
	5.540	03/23/2023	09/20/2023		(11,668)	(11,688)
CDC	4.760	10/07/2022	04/05/2023		(5,884)	(6,023)
	4.790	10/07/2022	04/05/2023		(4,768)	(4,881)
	5.240	03/03/2023	05/02/2023		(208)	(209)
	5.350	01/30/2023	07/28/2023		(6,985)	(7,050)
	5.370	02/13/2023	08/11/2023		(3,434)	(3,459)
	5.430	02/17/2023	08/16/2023		(992)	(999)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2023 (Unaudited)

	5.560	01/30/2023	07/28/2023		(6,313)	(6,374)
	5.570	02/10/2023	08/09/2023		(99)	(100)
	5.610	02/13/2023	05/15/2023		(8,386)	(8,450)
	5.630	02/13/2023	08/11/2023		(17,002)	(17,132)
	5.640	02/07/2023	08/04/2023		(11,400)	(11,498)
	5.880	02/17/2023	08/16/2023		(3,604)	(3,630)
CDI	3.610	02/22/2023	08/22/2023	EUR	(5,065)	(5,515)
CEW	4.400	03/09/2023	08/04/2024	GBP	(3,317)	(4,103)
	5.450	01/23/2023	04/24/2023		$(6,298)	(6,365)
	5.530	03/24/2023	TBD(3)		(672)	(673)
	5.550	03/24/2023	TBD(3)		(1,481)	(1,483)
	5.580	03/24/2023	TBD(3)		(450)	(451)
	5.650	01/23/2023	04/24/2023		(5,260)	(5,317)
CIB	5.390	01/17/2023	07/17/2023		(615)	(622)
DBL	2.690	01/16/2023	04/14/2023	EUR	(13,944)	(15,208)
	2.950	02/06/2023	05/08/2023		(7,921)	(8,629)
	3.160	03/22/2023	TBD(3)		(815)	(884)
	3.170	03/22/2023	TBD(3)		(390)	(424)
	6.386	03/14/2023	05/12/2023		$(85,300)	(85,603)
	6.436	03/14/2023	05/12/2023		(7,282)	(7,308)
IND	2.990	02/07/2023	05/10/2023	EUR	(924)	(1,007)
	3.020	02/07/2023	05/10/2023		(1,784)	(1,943)
	4.600	02/15/2023	05/16/2023	GBP	(839)	(1,041)
	4.970	12/05/2022	04/03/2023		$(2,992)	(3,041)
	5.230	02/01/2023	08/01/2023		(8,299)	(8,373)
	5.300	04/03/2023	08/03/2023		(2,993)	(2,993)
	5.330	02/01/2023	08/01/2023		(7,863)	(7,934)
	5.330	03/30/2023	07/31/2023		(776)	(777)
	5.460	03/07/2023	07/07/2023		(6,987)	(7,015)
	5.460	03/30/2023	07/07/2023		(4,280)	(4,280)
	5.480	03/07/2023	07/07/2023		(6,876)	(6,904)
	5.540	03/07/2023	07/07/2023		(4,913)	(4,934)
JML	2.500	09/14/2022	TBD(3)	EUR	(1,360)	(1,489)
	2.500	10/14/2022	TBD(3)		(4,760)	(5,195)
	2.950	02/02/2023	05/04/2023		(4,265)	(4,648)
	2.950	02/03/2023	05/04/2023		(48,036)	(52,344)
	3.000	02/07/2023	05/10/2023		(1,559)	(1,699)
	3.000	02/15/2023	05/16/2023		(8,627)	(9,393)
	3.000	03/02/2023	04/03/2023		(18,308)	(19,909)
	3.050	09/14/2022	TBD(3)		(15,063)	(16,495)
	3.050	02/07/2023	05/10/2023		(28,925)	(31,513)
	3.070	03/09/2023	TBD(3)		(20,336)	(22,084)
	3.317	04/03/2023	06/05/2023		(16,647)	(18,053)
	4.800	01/30/2023	04/27/2023	GBP	(4,527)	(5,629)
	4.900	01/30/2023	04/27/2023		(7,735)	(9,621)
	5.150	03/24/2023	05/05/2023		$(662)	(663)
	5.200	03/24/2023	05/05/2023		(10,432)	(10,448)
	5.250	03/24/2023	05/05/2023		(30,885)	(30,930)
JPS	5.630	02/02/2023	05/02/2023		(22,871)	(23,085)
	5.680	02/02/2023	05/02/2023		(1,384)	(1,398)
	5.810	02/06/2023	05/08/2023		(3,495)	(3,526)
	6.230	03/21/2023	07/19/2023		(11,277)	(11,302)
	6.287	02/14/2023	10/12/2023		(5,363)	(5,408)
MBC	4.770	02/14/2023	05/15/2023	GBP	(10,276)	(12,755)
	4.820	02/14/2023	05/15/2023		(6,567)	(8,152)
MEI	4.335	01/17/2023	04/17/2023		(1,372)	(1,708)
	4.344	01/17/2023	04/17/2023		(15,764)	(19,620)
	4.437	01/23/2023	04/24/2023		(831)	(1,033)
	4.535	01/17/2023	04/17/2023		(2,867)	(3,569)
	5.600	03/23/2023	07/21/2023		$(12,216)	(12,235)
MSB	4.636	01/23/2023	04/24/2023	GBP	(1,366)	(1,700)
	5.980	10/14/2022	04/12/2023		$(16,646)	(17,061)
	6.070	03/16/2023	09/15/2023		(5,548)	(5,564)
	6.070	03/23/2023	09/21/2023		(21,318)	(21,356)
	6.070	04/03/2023	09/26/2023		(30,647)	(30,646)
	6.080	01/27/2023	07/26/2023		(15,896)	(16,065)
	6.080	02/03/2023	07/31/2023		(15,414)	(15,561)
	6.120	03/30/2023	09/26/2023		(10,582)	(10,589)
	6.120	04/03/2023	09/26/2023		(5,778)	(5,778)
	6.130	02/16/2023	07/31/2023		(4,719)	(4,754)
	6.170	04/03/2023	09/26/2023		(12,852)	(12,852)
	6.180	03/30/2023	09/26/2023		(21,421)	(21,436)
MZF	6.050	03/20/2023	09/20/2023		(762)	(764)
	6.080	03/28/2023	09/25/2023		(38,447)	(38,486)
	6.320	03/09/2023	09/08/2023		(15,843)	(15,913)
NOM	5.400	01/03/2023	04/06/2023		(794)	(805)
	5.700	03/24/2023	TBD(3)		(16,839)	(16,866)
	5.750	01/03/2023	04/06/2023		(369)	(375)
NXN	4.850	03/30/2023	04/06/2023		(75)	(75)
	5.320	03/30/2023	04/04/2023		(642)	(642)
	5.430	03/30/2023	04/12/2023		(1,679)	(1,680)
	5.560	03/30/2023	07/28/2023		(2,478)	(2,479)
	5.570	03/30/2023	08/09/2023		(1,077)	(1,078)
	5.630	03/30/2023	08/11/2023		(1,508)	(1,509)
	5.630	04/04/2023	10/02/2023		(635)	(635)
	5.680	03/30/2023	08/16/2023		(13,631)	(13,639)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2023 (Unaudited)

RBC	5.760	03/13/2023	07/13/2023		(3,159)	(3,170)
	6.220	02/06/2023	08/07/2023		(2,116)	(2,136)
	6.500	03/17/2023	07/17/2023		(69,850)	(70,060)
RCE	1.500	02/08/2023	TBD(3)	EUR	(4,679)	(5,082)
	2.950	02/08/2023	TBD(3)		(21,744)	(23,667)
	3.000	02/08/2023	TBD(3)		(991)	(1,078)
	3.050	02/08/2023	TBD(3)		(20,542)	(22,362)
	3.566	02/09/2023	04/28/2023		(3,455)	(3,766)
RCY	5.400	01/17/2023	07/17/2023		$(10,351)	(10,469)
	5.450	03/20/2023	06/20/2023		(4,043)	(4,052)
	5.660	02/17/2023	09/18/2023		(1,744)	(1,756)
RDR	4.970	01/31/2023	04/03/2023		(23,382)	(23,583)
	4.970	02/03/2023	04/03/2023		(146)	(147)
	4.970	02/06/2023	04/06/2023		(1,499)	(1,511)
	4.970	02/13/2023	04/13/2023		(689)	(694)
	5.250	03/30/2023	05/30/2023		(442)	(442)
	5.320	04/03/2023	06/02/2023		(10,918)	(10,918)
RTA	5.470	03/14/2023	07/13/2023		(24,411)	(24,483)
	5.545	03/23/2023	07/24/2023		(13,942)	(13,965)
	5.570	03/21/2023	07/21/2023		(21,439)	(21,481)
	5.650	03/03/2023	04/03/2023		(11,772)	(11,829)
	5.680	03/03/2023	04/03/2023		(3,317)	(3,333)
	5.920	02/03/2023	08/03/2023		(30,883)	(31,170)
	5.920	03/29/2023	07/28/2023		(7,764)	(7,771)
	5.960	03/29/2023	07/31/2023		(8,057)	(8,064)
	5.970	03/29/2023	07/28/2023		(5,598)	(5,602)
	5.990	04/03/2023	08/03/2023		(11,627)	(11,627)
	6.000	02/07/2023	08/04/2023		(30,061)	(30,325)
	6.010	04/03/2023	08/03/2023		(3,258)	(3,258)
	6.020	02/03/2023	08/03/2023		(7,810)	(7,882)
	6.020	02/07/2023	08/04/2023		(16,856)	(17,004)
	6.020	02/14/2023	08/11/2023		(10,538)	(10,620)
	6.020	03/29/2023	07/31/2023		(7,142)	(7,148)
	6.070	04/03/2023	07/03/2023		(5,512)	(5,512)
	6.080	01/03/2023	04/03/2023		(5,254)	(5,330)
	6.170	03/14/2023	05/15/2023		(22,560)	(22,635)
SBI	6.070	01/17/2023	07/17/2023		(27,553)	(27,888)
	6.170	01/17/2023	07/17/2023		(24,598)	(24,897)
	6.220	01/17/2023	07/17/2023		(13,298)	(13,459)
SGY	4.900	03/30/2023	04/12/2023		(210)	(210)
	5.560	03/30/2023	08/03/2023		(19,610)	(19,622)
SOG	4.900	10/12/2022	04/12/2023		(22,477)	(23,006)
	5.100	01/31/2023	04/28/2023		(740)	(747)
	5.100	03/15/2023	04/28/2023		(1,731)	(1,736)
	5.310	02/14/2023	05/15/2023		(11,259)	(11,339)
	5.380	02/06/2023	08/03/2023		(754)	(760)
	5.430	03/10/2023	07/10/2023		(3,753)	(3,765)
	5.430	03/14/2023	07/14/2023		(14,337)	(14,378)
	5.430	03/15/2023	07/14/2023		(5,258)	(5,273)
	5.480	01/24/2023	07/24/2023		(866)	(875)
	5.490	01/27/2023	07/27/2023		(2,172)	(2,194)
	5.520	01/30/2023	07/28/2023		(9,288)	(9,378)
	5.520	02/02/2023	08/02/2023		(6,131)	(6,187)
	5.540	02/06/2023	08/03/2023		(1,087)	(1,096)
	5.540	03/31/2023	08/03/2023		(4,867)	(4,869)
	5.630	01/31/2023	07/31/2023		(1,681)	(1,698)
	5.690	02/17/2023	08/17/2023		(3,418)	(3,442)
	5.742	11/10/2022	05/10/2023		(18,578)	(19,004)
	5.750	02/22/2023	08/22/2023		(19,447)	(19,571)
	5.756	11/18/2022	05/18/2023		(5,737)	(5,862)
	5.792	11/10/2022	05/10/2023		(12,285)	(12,570)
	5.920	03/31/2023	09/29/2023		(1,836)	(1,837)
	6.000	03/13/2023	08/10/2023		(4,825)	(4,841)
	6.070	02/02/2023	08/02/2023		(45,145)	(45,584)
	6.070	03/29/2023	09/29/2023		(10,072)	(10,080)
	6.070	03/31/2023	09/29/2023		(5,913)	(5,916)
	6.078	01/27/2023	07/27/2023		(9,519)	(9,625)
	6.120	03/29/2023	09/29/2023		(16,932)	(16,946)
UBS	5.260	03/30/2023	04/19/2023		(1,263)	(1,264)
	5.290	03/30/2023	04/17/2023		(12,889)	(12,896)
ULO	2.648	01/16/2023	04/17/2023	EUR	(4,714)	(5,140)
	3.071	02/14/2023	05/15/2023		(13,642)	(14,855)
	3.104	02/22/2023	05/23/2023		(348)	(379)
	3.271	02/14/2023	05/15/2023		(4,780)	(5,206)
	4.580	02/14/2023	05/15/2023	GBP	(2,041)	(2,533)
	5.260	01/19/2023	04/19/2023		$(1,606)	(1,624)
	5.290	01/17/2023	04/17/2023		(12,150)	(12,286)
	5.350	01/13/2023	04/13/2023		(524)	(530)
	5.550	02/03/2023	08/03/2023		(44,142)	(44,543)
	5.590	02/03/2023	08/03/2023		(16,640)	(16,792)
	5.630	01/09/2023	06/08/2023		(3,075)	(3,115)
	5.630	01/10/2023	06/09/2023		(2,261)	(2,291)
	5.650	01/19/2023	07/19/2023		(38,480)	(38,927)
	5.650	01/30/2023	07/28/2023		(1,931)	(1,950)
	5.660	01/31/2023	07/28/2023		(8,719)	(8,803)
	5.780	01/06/2023	04/06/2023		(25,915)	(26,277)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2023 (Unaudited)

5.780	01/13/2023	04/13/2023	(10,122)	(10,252)
5.800	01/09/2023	04/10/2023	(7,171)	(7,268)
5.910	02/06/2023	08/04/2023	(3,682)	(3,715)
5.960	02/06/2023	08/04/2023	(14,942)	(15,081)
6.040	02/17/2023	06/16/2023	(4,137)	(4,168)
6.060	01/27/2023	07/27/2023	(27,533)	(27,839)
6.060	02/06/2023	08/04/2023	(2,158)	(2,178)
6.080	02/01/2023	08/01/2023	(15,552)	(15,712)
6.110	02/06/2023	08/04/2023	(1,130)	(1,140)
6.160	02/06/2023	08/04/2023	(1,813)	(1,831)
6.170	01/30/2023	07/28/2023	(44,020)	(44,495)
6.260	01/17/2023	10/17/2023	(15,264)	(15,466)
6.365	03/31/2023	09/26/2023	(4,593)	(4,596)

Total Reverse Repurchase Agreements	$(3,144,419)

(l)	Securities with an aggregate market value of $6,487,733 and cash of $28,647 have been pledged as collateral under the terms of master agreements as of March 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2023 was $(3,281,134) at a weighted average interest rate of 3.728%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	179	$(42,826)	$725	$0	$(9)
3-Month SOFR Active Contract December Futures	03/2025	93	(22,523)	205	0	(16)
3-Month SOFR Active Contract December Futures	03/2026	102	(24,752)	199	0	(17)
3-Month SOFR Active Contract June Futures	09/2024	117	(28,207)	339	0	(17)
3-Month SOFR Active Contract June Futures	09/2025	94	(22,797)	193	0	(15)
3-Month SOFR Active Contract March Futures	06/2024	155	(37,237)	527	0	(19)
3-Month SOFR Active Contract March Futures	06/2025	85	(20,605)	180	0	(15)
3-Month SOFR Active Contract March Futures	06/2026	95	(23,054)	178	0	(17)
3-Month SOFR Active Contract September Futures	12/2024	108	(26,112)	264	0	(18)
3-Month SOFR Active Contract September Futures	12/2025	76	(18,438)	152	0	(12)

Total Futures Contracts	$2,962	$0	$(155)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Jaguar Land Rover Automotive	5.000%	Quarterly	06/20/2026	6.588%	EUR	600	$38	$(64)	$(26)	$6	$0
Jaguar Land Rover Automotive	5.000	Quarterly	12/20/2026	7.084	12,613	637	(1,464)	(827)	132	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.695	2,700	(284)	233	(51)	1	0

$391	$(1,295)	$(904)	$139	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/16/2030	GBP	27,000	$335	$6,706	$7,041	$96	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	28,300	(2,278)	18,918	16,640	181	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	$189,000	(13)	2,344	2,331	0	(149)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	94,800	10	1,157	1,167	0	(89)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	15,100	7	274	281	0	(28)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		11,200	21	(1,118)	(1,097)	24	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		798,100	(68,822)	14,987	(53,835)	1,972	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		249,900	(25,675)	5,071	(20,604)	876	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031		98,500	(2,199)	15,755	13,556	0	(434)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		88,000	10,651	(1,268)	9,383	0	(424)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	12/21/2038		108,200	418	(8,946)	(8,528)	0	(954)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		68,000	16,788	(127)	16,661	0	(677)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		45,800	11,031	(15)	11,016	0	(463)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/21/2052		92,160	786	(10,376)	(9,590)	0	(1,238)
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2025	BRL	7,800	0	(42)	(42)	0	(1)
Pay	1-Year BRL-CDI	11.160	Maturity	01/02/2025		5,200	0	(28)	(28)	0	(1)
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025		6,400	0	(29)	(29)	0	(1)
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2025		17,400	0	(31)	(31)	0	(3)
Pay	1-Year BRL-CDI	12.080	Maturity	01/02/2025		28,900	0	(43)	(43)	0	(5)
Pay	1-Year BRL-CDI	12.140	Maturity	01/02/2025		14,600	0	(18)	(18)	0	(2)
Pay	1-Year BRL-CDI	12.145	Maturity	01/02/2025		14,300	0	(17)	(17)	0	(2)
Pay	1-Year BRL-CDI	12.160	Maturity	01/02/2025		29,100	0	(33)	(33)	0	(5)
Pay	1-Year BRL-CDI	11.220	Maturity	01/04/2027		9,400	0	(56)	(56)	0	0
Pay	1-Year BRL-CDI	11.245	Maturity	01/04/2027		4,700	0	(27)	(27)	0	0
Pay	1-Year BRL-CDI	11.260	Maturity	01/04/2027		4,700	0	(27)	(27)	0	0
Pay	1-Year BRL-CDI	11.700	Maturity	01/04/2027		2,400	0	(7)	(7)	0	0
Pay	1-Year BRL-CDI	11.715	Maturity	01/04/2027		10,500	0	(31)	(31)	0	0
Receive	1-Year BRL-CDI	11.788	Maturity	01/04/2027		599,100	0	1,234	1,234	0	(21)
Pay	1-Year BRL-CDI	11.870	Maturity	01/04/2027		25,100	0	(52)	(52)	1	0
Pay	1-Year BRL-CDI	12.015	Maturity	01/04/2027		437,000	0	(537)	(537)	15	0
Pay	3-Month USD-LIBOR	2.860	Semi-Annual	04/26/2023		$7,100	(19)	33	14	0	(2)
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		30,600	(284)	(44)	(328)	0	(9)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		152,800	2,868	(6,037)	(3,169)	0	(54)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		184,100	(3,836)	(15,146)	(18,982)	370	0
Pay	3-Month USD-LIBOR	0.660	Semi-Annual	12/21/2026		483,000	(86)	(52,296)	(52,382)	1,058	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		303,000	7,433	(28,025)	(20,592)	700	0
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	02/15/2027		13,450	0	1,228	1,228	0	(34)
Pay	3-Month USD-LIBOR	1.600	Semi-Annual	02/15/2027		53,800	(185)	(4,251)	(4,436)	135	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		209,400	(15,186)	(2,442)	(17,628)	483	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		91,250	1,072	(5,213)	(4,141)	237	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		660	(33)	(65)	(98)	2	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		8,200	(489)	(8)	(497)	23	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		16,600	(254)	2,361	2,107	0	(72)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	03/20/2043		1,300	(4)	136	132	0	(12)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		3,800	(52)	413	361	0	(37)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		3,100	288	137	425	0	(31)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		20,500	(33)	3,927	3,894	0	(207)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	20,400	373	3,940	4,313	24	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		1,200	(1)	244	243	2	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		2,500	139	1,062	1,201	0	(3)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		500	(16)	233	217	0	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		34,600	2,992	12,207	15,199	0	(44)
Receive(5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		143,700	1,990	4,339	6,329	31	0
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053		13,800	80	(149)	(69)	0	(13)
Receive	28-Day MXN-TIIE	8.675	Lunar	04/03/2024	MXN	63,800	0	97	97	0	(1)
Receive	28-Day MXN-TIIE	8.660	Lunar	04/04/2024		32,100	0	49	49	0	(1)
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024		11,300	0	17	17	0	0
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027		7,600	0	6	6	0	(2)
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		4,700	0	1	1	0	(1)
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032		2,300	9	(2)	7	0	(1)
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032		9,500	39	(10)	29	0	(3)
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032		2,400	0	(3)	(3)	0	(1)
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032		5,600	0	(6)	(6)	0	(2)

							$(62,135)	$(39,649)	$(101,784)	$6,230	$(5,027)

Total Swap Agreements							$(61,744)	$(40,944)	$(102,688)	$6,369	$(5,027)

Cash of $82,743 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2023 (Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)					This instrument has a forward starting effective date.
(n)					FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	04/2023	CNH	47,674		$7,092	$150	$0
	04/2023	GBP	5,928		7,225	0	(88)
	04/2023		$12,979	PEN	48,936	21	0
	05/2023	AUD	444		$307	10	0
	05/2023	CHF	196		215	0	(1)
	05/2023	PEN	50,036		13,236	0	(36)
	05/2023		$4,512	PEN	17,305	76	0
BPS	04/2023	CZK	2,808		$126	0	(3)
	04/2023	GBP	1,279		1,555	0	(22)
	04/2023	MXN	607,869		33,412	0	(215)
	04/2023		$1,126	EUR	1,035	0	(4)
	05/2023		25	CNY	171	0	0
	06/2023	IDR	35,067,977		$2,338	5	(1)
	06/2023		$33,412	MXN	616,389	221	0
	09/2023	ZAR	31,868		$1,759	0	(6)
BRC	04/2023	CZK	10,626		471	0	(20)
	04/2023		$1,413	GBP	1,166	25	0
	04/2023		580	PLN	2,557	12	0
	09/2023		1,907	ZAR	33,679	0	(42)
BSH	04/2023	PEN	27		$7	0	0
	04/2023		$45	PEN	171	0	0
CBK	04/2023	BRL	60,783		$11,719	0	(274)
	04/2023	GBP	23,173		27,844	0	(742)
	04/2023	PEN	49,388		12,350	0	(769)
	04/2023		$11,964	BRL	60,783	28	0
	04/2023		2,444	EUR	2,257	4	0
	04/2023		1,668	GBP	1,368	20	0
	04/2023		13	INR	1,037	0	0
	04/2023		4,089	PEN	16,116	187	0
	05/2023	CAD	21,594		$16,182	194	0
	06/2023	IDR	17,572,870		1,172	2	0
	06/2023		$35	PEN	136	1	0
	07/2023		2,576		10,007	69	0
CLY	04/2023	HUF	177,456		$470	0	(34)
DUB	04/2023	BRL	61,272		12,061	0	(28)
	04/2023		$11,491	BRL	61,272	598	0
	04/2023		649,483	EUR	600,151	1,380	0
	05/2023	EUR	600,151		$650,525	0	(1,359)
	07/2023	BRL	62,264		11,491	0	(586)
GLM	04/2023	MXN	160,656		7,986	0	(901)
	05/2023	PEN	9,945		2,457	0	(180)
	05/2023		$4,734	PEN	18,838	260	0
JPM	04/2023		9		33	0	0
MBC	04/2023	EUR	5,196		$5,516	0	(119)
	04/2023		$27,243	EUR	25,344	251	(9)
	04/2023		866	PLN	3,803	14	0
	05/2023		22,631	NOK	228,467	0	(767)
	06/2023	IDR	190,390,033		$12,495	0	(177)
	06/2023		$3,995	IDR	60,829,917	53	0
MYI	04/2023	EUR	614,267		$649,617	0	(16,556)
	04/2023	GBP	2,137		2,562	0	(75)
	04/2023	ZAR	74,696		4,171	0	(21)
	06/2023		$3,512	IDR	53,336,273	37	0
RBC	04/2023		241,600	GBP	196,086	292	0
	04/2023		36,961	MXN	766,159	5,423	0
	05/2023	GBP	190,949		$235,441	0	(251)
	05/2023	MXN	602,219		31,813	0	(1,341)
	06/2023		$184	MXN	3,472	5	0
	07/2023	MXN	3,334		$173	0	(8)
RYL	09/2023		$328	ZAR	5,644	0	(16)
SCX	04/2023	GBP	969		$1,175	0	(21)
	04/2023		$31	INR	2,540	0	0
	04/2023		4,061	ZAR	74,696	132	0

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2023 (Unaudited)

05/2023	CHF	4,778	$5,258	12	0
05/2023	$12,409	EUR	11,402	0	(24)
06/2023	8,701	IDR	132,812,266	138	0
09/2023	ZAR	5,644	$322	9	0
SOG	09/2023	101,290	5,756	147	0
TOR	04/2023	GBP	165,134	198,619	0	(5,091)
UAG	06/2023	$136	IDR	2,099,461	3	0
09/2023	5,674	ZAR	99,479	0	(166)

Total Forward Foreign Currency Contracts	$9,779	$(29,953)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	Eskom «	4.650%	Quarterly	06/30/2029	4.650%	$22,100	$0	$9	$9	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

FBF	ABX.HE.AA.6-2 Index	0.170%	Monthly	05/25/2046	$22,937	$(20,415)	$15,010	$0	$(5,405)
GST	ABX.HE.AA.6-1 Index	0.320	Monthly	07/25/2045	5,040	(1,003)	610	0	(393)
ABX.HE.PENAAA.7-1 Index	0.090	Monthly	08/25/2037	1,737	(513)	316	0	(197)

$(21,931)	$15,936	$0	$(5,995)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	iBoxx USD Liquid High Yield Index	N/A	1.071	Maturity	06/20/2023	$1,400	$(11)	$44	$33	$0

TOTAL RETURN SWAPS ON LOAN PARTICIPATIONS AND ASSIGNMENTS
Swap Agreements, at Value
Counterparty	Pay/ Receive	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	AP Core Holdings II, LLC	Monthly	04/28/2023	$240	$0	$24	$24	$0
BPS	Pay	Team Health Holdings, Inc.	Monthly	04/28/2023	2,500	0	(80)	0	(80)

$0	$(56)	$24	$(80)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive(5)	United States Treasury Inflation Indexed Bonds «	0	0	Maturity	01/28/2036	CNY	59,900	$25	$907	$932	$0

Total Swap Agreements	$(21,917)	$16,840	$998	$(6,075)

(p)

Securities with an aggregate market value of $36,134 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2023 (Unaudited)

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Loan Participations and Assignments	$22,264	$1,298,033	$351,929	$1,672,226
Corporate Bonds & Notes
Banking & Finance	0	475,569	0	475,569
Industrials	0	799,302	2,052	801,354
Utilities	0	185,971	0	185,971
Convertible Bonds & Notes
Banking & Finance	0	6,720	0	6,720
Industrials	0	21,500	0	21,500
Municipal Bonds & Notes
Puerto Rico	0	59,053	0	59,053
West Virginia	0	31,555	0	31,555
U.S. Government Agencies	0	88,519	0	88,519
Non-Agency Mortgage-Backed Securities	0	1,779,684	6,197	1,785,881
Asset-Backed Securities	0	1,238,422	186,103	1,424,525
Sovereign Issues	0	74,413	36	74,449
Common Stocks
Communication Services	5,824	0	0	5,824
Consumer Discretionary	9,493	0	0	9,493
Energy	0	0	593	593
Financials	13,602	0	42,910	56,512
Industrials	0	0	16,350	16,350
Utilities	0	0	12,490	12,490
Rights
Financials	0	0	1,177	1,177
Warrants
Financials	0	0	1,308	1,308
Information Technology	0	0	42,759	42,759
Preferred Securities
Financials	0	134,455	0	134,455
Industrials	0	0	22,635	22,635
Real Estate Investment Trusts
Real Estate	29,291	0	0	29,291
Short-Term Instruments
Repurchase Agreements	0	414,908	0	414,908
Short-Term Notes	0	0	435	435
Argentina Treasury Bills	0	3,535	0	3,535
U.S. Treasury Bills	0	93,818	0	93,818

Total Investments in Securities	$80,474	$6,705,457	$686,974	$7,472,905

Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	$0	$0	$93,150	$93,150

Total Investments	$80,474	$6,705,457	$780,124	$7,566,055

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	6,369	0	6,369
Over the counter	0	9,836	941	10,777

$0	$16,205	$941	$17,146
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(5,182)	0	(5,182)
Over the counter	0	(36,028)	0	(36,028)

$0	$(41,210)	$0	$(41,210)

Total Financial Derivative Instruments	$0	$(25,005)	$941	$(24,064)

Totals	$80,474	$6,680,452	$781,065	$7,541,991

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2023:
Category and Subcategory	Beginning Balance at 06/30/2022	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2023 (2)

Investments in Securities, at Value

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2023 (Unaudited)

Loan Participations and Assignments	$560,306	$202,969	$(86,333)	$3,964	$(1,270)	$(38,353)	$12,923	$(302,277)	$351,929	$7,087
Corporate Bonds & Notes
Banking & Finance	40,468	0	(39,204)	0	2,904	(4,168)	0	0	0	0
Industrials	258,893	4,531	(393)	710	0	(20,337)	0	(241,352)	2,052	(58)
Non-Agency Mortgage-Backed Securities	9,526	0	(3,531)	2	(206)	406	0	0	6,197	229
Asset-Backed Securities	303,604	1,598	(22,432)	573	(3,822)	(90,033)	0	(3,385)	186,103	(87,884)
Sovereign Issues	0	0	0	0	0	0	36	0	36	0
Common Stocks
Energy	280	0	0	0	0	313	0	0	593	314
Financials	49,040	0	0	0	0	(6,130)	0	0	42,910	(6,130)
Industrials	15,352	1,048	0	0	0	(50)	0	0	16,350	(11,102)
Materials	2,646	0	(2,897)	0	2,896	(2,645)	0	0	0	0
Utilities	11,252	0	0	0	0	1,238	0	0	12,490	1,238
Rights
Financials	895	0	0	0	0	282	0	0	1,177	282
Warrants
Financials	951	0	0	0	0	357	0	0	1,308	357
Industrials	1,682	0	(339)	0	339	(1,682)	0	0	0	0
Information Technology	67,297	0	0	0	0	(24,538)	0	0	42,759	(24,537)
Preferred Securities
Industrials	132,091	0	(121,967)	0	69,837	(57,326)	0	0	22,635	(6,895)
Utilities	33,921	0	(33,577)	0	(2,561)	2,217	0	0	0	0
Short-Term Instruments
Short-Term Notes	0	419	0	0	0	16	0	0	435	17

	$1,488,204	$210,565	$(310,673)	$5,249	$68,117	$(240,433)	$12,959	$(547,014)	$686,974	$(127,082)
Investments in Affiliates
Common Stocks Affiliated Investments	$104,203	$0	$0	$0	$0	$(11,053)	$0	$0	$93,150	$(11,053)
Financial Derivative Instruments - Assets
Over the counter	$605	$0	$0	$0	$0	$337	$0	$0	$941	$328

Totals	$1,593,012	$210,565	$(310,673)	$5,249	$68,117	$(251,150)	$12,959	$(547,014)	$781,065	$(126,754)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2023	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$140,755	Discounted Cash Flow			Discount Rate			6.680 - 12.559	9.187
		82,320	Discounted Cash Flow			Discount Spread			4.834 - 6.730	6.271
		7	Expected Recovery			Recovery Rate			(0.000) (4) - 100.000	100.000
		55,417	Indicative Market Quotation			Price			94.500 - 97.000	96.963
		16,400	Proxy Pricing			Base Price			99.000	—
		57,030	Third Party Vendor			Broker Quote			72.250 - 93.000	92.158
Corporate Bonds & Notes
Industrials		2,050	Discounted Cash Flow			Discount Rate			5.490	—
		2	Expected Recovery			Recovery Rate			0.067	—
Non-Agency Mortgage-Backed Securities		6,197	Discounted Cash Flow			Discount Rate			8.700	—
Asset-Backed Securities		186,083	Discounted Cash Flow			Discount Rate			10.000 - 23.000	14.846
		20	Expected Recovery			Recovery Rate			2.080	—
Sovereign Issues		36	Third Party Vendor			Expected Recovery			6.000	—
Common Stocks
Energy		593	Comparable Multiple			EBITDA Multiple		X	4.400 - 6.000	4.474
Financials		42,910	Indicative Market Quotation			Price			$22.250	—
Industrials		15,429	Discounted Cash Flow			Discount Rate			13.960	—
		722	Indicative Market Quotation			Broker Quote			$3.000	—
		199	Other Valuation Techniques(3)			—			—	—
Utilities		12,490	Indicative Market Quotation			Price			$27.750	—
Rights
Financials		1,177	Other Valuation Techniques(3)			—			—	—
Warrants
Financials		27	Indicative Market Quotation			Price			$1.000 - 2.250	2.118
		1,281	Other Valuation Techniques(3)			—			—	—
Information Technology		42,759	Comparable Multiple			EBITDA Multiple		X	4.500	—
Preferred Securities
Industrials		22,635	Discounted Cash Flow/Comparable Multiple			Discount Rate/TBV Multiple		%/ x	27.030/0.340	—
Short-Term Instruments
Short-Term Notes		435	Proxy Pricing			Base Price			100.229	—
Investments in Affiliates
Common Stock

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2023 (Unaudited)

Affiliated Investments	93,150	Comparable Multiple / Discounted Cash Flow	Revenue | EBITDA Multiple / Discount Rate	%/X/ X	10.000/0.550/6.000	—
Financial Derivative Instruments - Assets
Over the counter	941	Indicative Market Quotation	Broker Quote	10.698

Total	$781,065

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.
(4)	0.0001 Input Value

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PCILS I LLC and PDILS I LLC (each a “Subsidiary” and, collectively, the “Subsidiaries”), a Delaware limited liability company was formed as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Dynamic Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. PIMCO Dynamic Income Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the PIMCO Dynamic Income Fund and the Subsidiary. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end of the Subsidiaries.

Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets
PCILS I LLC	03/07/2013	0.7%
PDILS I LLC	03/12/2013	2.3%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Notes to Financial Statements (Cont.)

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), the PIMCO’s assumptions regarding comparable companies and non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

4. INVESTMENTS IN AFFILIATES

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended March 31, 2023 (amounts in thousands†, except number of shares).

Notes to Financial Statements (Cont.)

PIMCO Dynamic Income Fund

Security Name	Market Value at 06/30/2022	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 03/31/2023	Dividend Income	Shares Held at 03/31/2023
Neiman Marcus Group Ltd. LLC	$104,200	$0	$0	$0	$(11,053)	$93,147	$0	602,840
Sierra Hamilton Holder LLC	3	0	0	0	0	3	0	30,337,712

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BNY	Bank of New York Mellon	FBF	Credit Suisse International	NXN	Natixis New York
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RCE	Royal Bank of Canada Europe Limited
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	RCY	Royal Bank of Canada
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RDR	RBC Capital Markets LLC
BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	RTA	RBC (Barbados) Trading Bank Corp.
BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	RYL	NatWest Markets Plc
BYR	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC	SBI	Citigroup Global Markets Ltd.
CBK	Citibank N.A.	MBC	HSBC Bank Plc	SCX	Standard Chartered Bank, London
CDC	Natixis Securities Americas LLC	MEI	Merrill Lynch International	SGY	Societe Generale, NY
CDI	Natixis Singapore	MSB	Morgan Stanley Bank, N.A	SOG	Societe Generale Paris
CEW	Canadian Imperial Bank of Commerce World Markets	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank
CIB	Canadian Imperial Bank of Commerce	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
CLY	Crédit Agricole Corporate and Investment Bank	MZF	Mizuho Securities USA LLC	UBS	UBS Securities LLC
DBL	Deutsche Bank AG London	NOM	Nomura Securities International, Inc.	ULO	UBS AG London
DUB	Deutsche Bank AG

Currency Abbreviations:
ARS	Argentine Peso	CZK	Czech Koruna	MXN	Mexican Peso
AUD	Australian Dollar	EUR	Euro	NOK	Norwegian Krone
BRL	Brazilian Real	GBP	British Pound	PEN	Peruvian New Sol
CAD	Canadian Dollar	HUF	Hungarian Forint	PLN	Polish Zloty
CHF	Swiss Franc	IDR	Indonesian Rupiah	USD (or $)	United States Dollar
CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	ZAR	South African Rand
CNY	Chinese Renminbi (Mainland)

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	EUR003M	3 Month EUR Swap Rate	LIBOR06M	6 Month USD-LIBOR
BADLARPP	Argentina Badlar Floating Rate Notes	EUR006M	6 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate
BP0003M	3 Month GBP-LIBOR	EUR012M	12 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
EUR001M	1 Month EUR Swap Rate	LIBOR01M	1 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR
EUR002M	2 Month EUR Swap Rate	LIBOR03M	3 Month USD-LIBOR

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	REMIC	Real Estate Mortgage Investment Conduit
BRL-CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
CBO	Collateralized Bond Obligation	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
CDO	Collateralized Debt Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"